UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                811-03651

Touchstone Strategic Trust - March Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

E. Blake Moore Jr.

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

September 30, 2022 (Unaudited)
Semi-Annual Report
Touchstone Strategic Trust
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Growth Opportunities Fund
Touchstone Mid Cap Growth Fund
Touchstone Non-US ESG Equity Fund (formerly Touchstone Global ESG Equity Fund)
Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Strategic Income Opportunities Fund

Page
Tabular Presentation of Portfolios of Investments	3-5
Portfolios of Investments:
Touchstone Flexible Income Fund	6-9
Touchstone Focused Fund	10
Touchstone Growth Opportunities Fund	11
Touchstone Mid Cap Growth Fund	12
Touchstone Non-US ESG Equity Fund (formerly Touchstone Global ESG Equity Fund)	13-14
Touchstone Sands Capital Emerging Markets Growth Fund	15-16
Touchstone Strategic Income Opportunities Fund	17-20
Statements of Assets and Liabilities	21-22
Statements of Operations	24
Statements of Changes in Net Assets	26-27
Statements of Changes in Net Assets - Capital Stock Activity	28-31
Financial Highlights	32-38
Notes to Financial Statements	39-54
Other Items	55-57
Privacy Protection Policy	59
This report identifies the Funds' investments on September 30, 2022. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)
September 30, 2022
The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Flexible Income Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	15.3%
AA/Aa	0.2
A/A	8.8
BBB/Baa	12.9
BB/Ba	4.3
B/B	3.2
CCC	0.3
Not Rated	55.0
Total	100.0%
Credit Quality*(% of Preferred Stocks)
A/A	3.9%
BBB/Baa	53.2
BB/Ba	27.5
Not Rated	15.4
Total	100.0%
Sector Allocation**(% of Net Assets)
Fixed Income Securities	57.7%
Preferred Stocks
Financials	6.1
Utilities	1.4
Energy	0.3
Investment Funds	6.6
Rights	0.0
Short-Term Investment Funds	22.4
Short-Term U.S. Treasury Obligations	3.3
Other Assets/Liabilities (Net)	2.2
Total	100.0%
Touchstone Focused Fund

Sector Allocation**(% of Net Assets)
Information Technology	24.3%
Health Care	15.1
Financials	12.3
Consumer Discretionary	11.5
Communication Services	9.7
Industrials	8.2
Consumer Staples	5.9
Real Estate	2.5
Energy	2.3
Materials	1.2
Short-Term Investment Fund	7.1
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
Touchstone Growth Opportunities Fund

Sector Allocation**(% of Net Assets)
Information Technology	38.4%
Consumer Discretionary	13.2
Health Care	13.2
Communication Services	11.5
Industrials	9.4
Financials	6.9
Consumer Staples	2.5
Materials	1.7
Real Estate	1.5
Energy	1.5
Short-Term Investment Fund	2.2
Other Assets/Liabilities (Net)	(2.0)
Total	100.0%

* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Mid Cap Growth Fund

Sector Allocation*(% of Net Assets)
Information Technology	27.3%
Industrials	18.2
Health Care	17.1
Consumer Discretionary	13.8
Financials	9.4
Communication Services	5.0
Real Estate	3.7
Energy	3.2
Materials	1.3
Short-Term Investment Funds	0.9
Other Assets/Liabilities (Net)	0.1
Total	100.0%
Touchstone Non-US ESG Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
United States	16.2%
Japan	15.2
France	12.1
United Kingdom	9.2
Sweden	7.4
South Korea	6.3
Singapore	5.2
Switzerland	4.7
India	3.9
China	3.5
Canada	3.4
Taiwan	3.0
Germany	2.4
Thailand	1.7
Netherlands	1.6
Denmark	1.0
Preferred Stocks	2.2
Short-Term Investment Funds	3.1
Other Assets/Liabilities (Net)	(2.1)
Total	100.0%
Touchstone Sands Capital Emerging Markets Growth Fund

Geographic Allocation(% of Net Assets)
Common Stocks
India	36.2%
China	20.2
Brazil	15.5
Taiwan	8.2
Indonesia	3.4
Hong Kong	3.1
Argentina	2.9
South Korea	1.8
United States	1.6
Thailand	1.5
Kazakhstan	1.4
Uruguay	1.0
Rights	0.0
Short-Term Investment Funds	5.1
Other Assets/Liabilities (Net)	(1.9)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Strategic Income Opportunities Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	9.0%
A/A	16.4
BBB/Baa	47.9
BB/Ba	13.9
B/B	9.9
CCC	2.4
Not Rated	0.5
Total	100.0%
Sector Allocation**(% of Net Assets)
Corporate Bonds	53.7%
Asset-Backed Securities	19.2
U.S. Treasury Obligations	8.6
Common Stocks
Information Technology	0.9
Financials	0.9
Industrials	0.8
Materials	0.6
Energy	0.5
Health Care	0.4
Consumer Staples	0.4
Communication Services	0.3
Sovereign Government Obligations	4.1
Commercial Mortgage-Backed Securities	3.9
Non-Agency Collateralized Mortgage Obligations	2.6
Preferred Stocks
Financials	1.3
Agency Collateralized Mortgage Obligations	0.5
Rights	0.0
Short-Term Investment Fund	0.4
Other Assets/Liabilities (Net)	0.9
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Flexible Income Fund – September 30, 2022 (Unaudited)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 29.6%
$ 47,295,155	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.699%, 4/25/30(A)(B)(C)	$ 4,246,807
34,484,614	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.814%, 4/25/30(A)(B)(C)	3,277,569
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.521%, 6/25/48(A)(B)(C)	1,357,333
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.985%, 4/25/30(A)(B)(C)	3,234,764
34,671,948	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.680%, 5/25/30(A)(B)(C)	3,160,653
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.286%, 4/25/48(A)(B)(C)	3,577,049
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.906%, 5/25/30(A)(B)(C)	3,902,121
66,813,913	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.535%, 5/25/30(A)(B)(C)	5,614,834
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.105%, 7/25/48(A)(B)(C)	2,664,989
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.766%, 5/25/30(A)(B)(C)	1,081,101
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.693%, 6/25/30(A)(B)(C)	1,049,070
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.830%, 8/25/48(A)(B)(C)	3,087,051
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 3.060%, 9/25/48(A)(B)(C)	3,740,900
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.125%, 9/25/47(A)(B)(C)	4,618,609
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.532%, 9/25/30(A)(B)(C)	3,602,013
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.786%, 10/25/48(A)(B)(C)	3,742,456
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.822%, 9/25/48(A)(B)(C)	795,428
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.835%, 11/25/48(A)(B)(C)	1,898,337
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.867%, 11/25/48(A)(B)(C)	2,697,816
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.722%, 1/25/49(A)(B)(C)	1,526,809
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.719%, 2/25/49(A)(B)(C)	1,207,370
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 29.6% (Continued)
$ 9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.711%, 2/25/49(A)(B)(C)	$ 1,482,152
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.745%, 2/25/49(A)(B)(C)	2,626,460
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.745%, 3/25/49(A)(B)(C)	6,228,809
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.878%, 4/25/31(A)(B)(C)	3,148,305
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.203%, 8/25/48(A)(B)(C)	2,105,451
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.321%, 7/25/31(A)(B)(C)	3,505,466
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 3.048%, 9/25/31(A)(B)(C)	1,985,324
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.987%, 8/25/31(A)(B)(C)	5,530,919
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.752%, 10/25/49(A)(B)(C)	1,639,531
219,924,734	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.496%, 12/25/31(A)(B)(C)	5,738,320
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.923%, 12/25/31(A)(B)(C)	3,929,331
96,675,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.665%, 12/25/31(A)(B)(C)	3,942,813
19,801,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.978%, 1/25/49(A)(B)(C)	3,771,564
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.140%, 2/25/49(A)(B)(C)	6,386,549
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.871%, 2/25/32(A)(B)(C)	5,508,075
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 3.046%, 3/25/49(A)(B)(C)	6,146,473
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.248%, 4/25/50(A)(B)(C)	2,079,371
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.806%, 3/25/38(A)(B)(C)	1,688,944
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.575%, 10/25/38(A)(B)(C)	5,121,610
34,930,496	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.443%, 7/25/35(A)(B)(C)	3,995,196
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.394%, 8/25/38(A)(B)(C)	13,720,846

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 29.6% (Continued)
$ 11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.897%, 12/25/38(A)(B)(C)	$ 2,664,572
54,903,059	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.578%, 2/25/36(A)(B)(C)	2,300,850
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.199%, 4/25/39(A)(B)(C)	1,307,941
54,010,502	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 1.095%, 8/25/36(A)(B)(C)	4,739,994
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.904%, 11/25/48(A)(B)(C)	1,672,628
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.533%, 3/25/49(A)(B)(C)	1,655,375
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.685%, 4/25/28(A)(B)(C)	1,810,019
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 3.056%, 6/25/49(A)(B)(C)	1,256,849
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 3.069%, 8/25/49(A)(B)(C)	5,364,600
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.766%, 9/25/49(A)(B)(C)	6,064,976
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.103%, 9/25/28(A)(B)(C)	7,351,540
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.674%, 10/25/28(A)(B)(C)	4,643,583
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.638%, 12/25/49(A)(B)(C)	6,538,574
30,729,577	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.196%, 7/25/40(A)(B)(C)	1,447,824
43,783,481	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.158%, 10/25/40(A)(B)(C)	1,883,522
37,545,629	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.198%, 10/25/40(A)(B)(C)	1,350,734
51,227,110	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.975%, 1/25/41(A)(B)(C)	1,776,479
29,394,552	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.613%, 1/25/41(A)(B)(C)	733,911
71,935,313	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.508%, 3/25/41(A)(B)(C)	1,579,879
85,583,490	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.768%, 4/25/41(A)(B)(C)	2,472,670
85,356,281	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.835%, 5/25/41(A)(B)(C)	2,715,542
132,355,263	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.159%, 11/25/41(A)(B)(C)	2,347,096
140,738,825	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.456%, 3/25/41(A)(B)(C)	3,289,756
64,991,079	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.707%, 6/25/41(A)(B)(C)	1,855,593
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 29.6% (Continued)
$ 4,002,274	GNMA, Ser 2012-147, Class IO, 0.553%, 4/16/54(A)(B)(C)	$ 55,123
10,315,821	GNMA, Ser 2016-110, Class IO, 0.932%, 5/16/58(A)(B)(C)	444,932
20,166,692	GNMA, Ser 2016-158, Class IO, 0.762%, 6/16/58(A)(B)(C)	743,604
15,149,963	GNMA, Ser 2016-52, Class IO, 0.749%, 3/16/58(A)(B)(C)	522,956
20,046,170	GNMA, Ser 2017-76, Class IO, 0.819%, 12/16/56(A)(B)(C)	874,059
16,199,247	GNMA, Ser 2017-94, Class IO, 0.586%, 2/16/59(A)(B)(C)	587,556
	Total Agency Collateralized Mortgage Obligations	$222,417,325
	Corporate Bonds — 25.2%
	Financials — 13.2%
10,181,000	Ally Financial, Inc., Ser B, 4.700%(D)	7,940,207
17,332,000	Ally Financial, Inc., Ser C, 4.700%(D)	12,349,050
3,363,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(D)	3,220,072
20,834,000	Charles Schwab Corp. (The), Ser G, 5.375%(D)	20,261,065
4,456,000	Citigroup, Inc., Ser W, 4.000%(D)	3,743,664
12,311,000	Citizens Financial Group, Inc., Ser F, 5.650%(D)	12,045,590
6,460,000	Fifth Third Bancorp, Ser L, 4.500%(D)	5,942,657
5,624,000	FS KKR Capital Corp., 2.625%, 1/15/27	4,543,066
3,013,000	Prudential Financial, Inc., 6.000%, 9/1/52	2,813,136
13,854,000	Regions Financial Corp., Ser D, 5.750%(D)	13,583,655
13,487,000	UBS Group AG (Switzerland), 144a, 4.490%, 8/5/25	13,161,128
		99,603,290
	Utilities — 6.3%
15,329,000	Edison International, Ser A, 5.375%(D)	12,703,909
10,195,000	Pacific Gas and Electric Co., 3.250%, 2/16/24	9,840,986
26,607,000	Sempra Energy, 4.875%(D)	24,618,177
		47,163,072
	Energy — 4.6%
26,637,000	BP Capital Markets PLC (United Kingdom), 4.875%(D)	22,834,920
4,101,000	Enbridge, Inc. (Canada), 2.150%, 2/16/24	3,941,610
3,796,000	Energy Transfer LP, (3M LIBOR +3.018%), 5.800%, 11/1/66(B)	2,871,538
5,566,000	Energy Transfer LP, Ser G, 7.125%(D)	4,572,310
		34,220,378
	Consumer Discretionary — 1.1%
3,304,000	Magallanes, Inc., 144a, 3.428%, 3/15/24	3,193,001
5,184,000	Marriott Ownership Resorts, Inc., 144a, 6.125%, 9/15/25	5,068,845
		8,261,846
	Total Corporate Bonds	$189,248,586
Shares
	Preferred Stocks — 7.8%
	Financials — 6.1%
645,459	AGNC Investment Corp. REIT, Ser F, 6.125%(D)	12,431,541
523,136	Annaly Capital Management, Inc. REIT, Ser I, 6.750%(D)	11,378,208
254,594	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64†	5,639,257
133,775	Reinsurance Group of America, Inc., 7.125%, 10/15/52	3,361,766
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(D)	5,591,200
135,574	Stifel Financial Corp., 5.200%, 10/15/47†	3,111,423
189,753	Virtus Convertible & Income Fund, Ser A, 5.625%(D)	4,276,084
		45,789,479

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Preferred Stocks — 7.8% (Continued)
	Utilities — 1.4%
349,698	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(D)†	$ 6,857,578
22,982	Duke Energy Corp., Ser A, 5.750%(D)	551,338
128,895	Entergy Louisiana LLC, 4.875%, 9/1/66	2,960,718
1,065	Entergy Mississippi LLC, 4.900%, 10/1/66	24,836
670	Entergy New Orleans LLC, 5.000%, 12/1/52	15,490
		10,409,960
	Energy — 0.3%
87,656	Enbridge, Inc. (Canada), Ser 5, 5.375%(D)	1,796,948
32,865	Enbridge, Inc. (Canada), Ser L, 5.858%(D)	650,398
		2,447,346
	Total Preferred Stocks	$58,646,785
	Investment Funds — 6.6%
241,449	Allspring Income Opportunities±†	1,496,984
628,502	BlackRock Corporate High Yield Fund, Inc.±†	5,373,692
67,704	BlackRock Credit Allocation Income Trust±	645,896
43,001	BlackRock Debt Strategies Fund, Inc.±	383,569
85,396	BlackRock Ltd. Duration Income Trust±	1,033,292
104,415	BlackRock MuniHoldings Fund, Inc.±	1,174,669
505,512	BlackRock MuniVest Fund, Inc.±	3,356,600
172,081	BlackRock MuniYield Quality Fund III, Inc.±	1,794,805
56,817	Cohen & Steers Ltd. Duration Preferred & Income Fund, Inc.±	1,028,388
189,593	Eaton Vance Municipal Bond Fund±	1,835,260
89,857	First Trust High Income Long/Short Fund±	974,050
2,198	First Trust Intermediate Duration Preferred & Income Fund±	36,443
507,523	Invesco Municipal Opportunity Trust±	4,623,534
217,392	Invesco Municipal Trust±	1,986,963
313,468	Invesco Senior Income Trust±†	1,166,101
402,637	Invesco Trust for Investment Grade Municipals±	3,768,682
409,964	Nuveen AMT-Free Quality Municipal Income Fund±†	4,345,618
733,373	Nuveen Credit Strategies Income Fund±	3,747,536
271,927	Nuveen Preferred & Income Opportunities Fund±	1,889,893
135,292	Nuveen Preferred & Income Securities Fund±	888,868
347,705	Nuveen Quality Municipal Income Fund±	3,824,755
879,731	Western Asset High Income Opportunity Fund, Inc.±	3,237,410
123,397	Western Asset High Yield Defined Opportunity Fund, Inc.±†	1,383,280
	Total Investment Funds	$49,996,288
Principal Amount
	Asset-Backed Securities — 1.8%
$ 426,188	ARI Fleet Lease Trust, Ser 2018-B, Class A3, 144a, 3.430%, 8/16/27	422,797
8,744	Arivo Acceptance Auto Loan Receivables Trust, Ser 2019-1, Class A, 144a, 2.990%, 7/15/24	8,739
485,807	Carmax Auto Owner Trust, Ser 2021-1, Class A3, 0.340%, 12/15/25	470,181
237,543	Dell Equipment Finance Trust, Ser 2021-1, Class A2, 144a, 0.330%, 5/22/26	236,239
32,382	Flagship Credit Auto Trust, Ser 2021-1, Class A, 144a, 0.310%, 6/16/25	32,123
705,000	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class C, 144a, 1.080%, 6/15/26	673,137
232,879	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	231,983
3,951,680	Mountain View CLO X Ltd. (Cayman Islands), Ser 2015-10A, Class AR, 144a, (3M LIBOR +0.820%), 3.275%, 10/13/27(B)	3,922,675
Principal Amount		MarketValue
	Asset-Backed Securities — 1.8% (Continued)
$ 750,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class B, 144a, (3M LIBOR +1.800%), 4.510%, 4/20/29(B)	$ 706,428
3,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class D, 144a, (3M LIBOR +6.000%), 8.710%, 4/20/29(B)	2,645,817
321,746	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class A1, 144a, (3M LIBOR +0.800%), 3.510%, 7/20/29(B)	315,365
65,000	Tesla Auto Lease Trust, Ser 2020-A, Class A4, 144a, 0.780%, 12/20/23	64,076
1,519,506	Verizon Owner Trust, Ser 2020-A, Class A1A, 1.850%, 7/22/24	1,511,404
677,144	Welk Resorts LLC, Ser 2017-AA, Class A, 144a, 2.820%, 6/15/33	670,943
1,919,539	Westlake Automobile Receivables Trust, Ser 2021-2A, 144a, 0.320%, 4/15/25	1,897,815
	Total Asset-Backed Securities	$13,809,722
	Non-Agency Collateralized Mortgage Obligations — 0.8%
56,076	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	47,214
4,961	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 5.785%, 12/25/32(B)	4,687
111,233	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 3.614%, 9/25/34(B)(C)	110,274
9,750	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	9,090
6,179,956	Redwood Funding Trust, Ser 2020-1, Class A, 144a, 4.750%, 7/27/59(B)(C)	6,090,521
	Total Non-Agency Collateralized Mortgage Obligations	$6,261,786
	Commercial Mortgage-Backed Securities — 0.3%
29,665,741	BANK, Ser 2020-BN26, Class XA, 1.343%, 3/15/63(A)(B)(C)	1,884,513
Number of Rights
Rights — 0.0%
Financials — 0.0%
628,502	BlackRock Corporate High Yield Fund, Inc., 10/13/22*†	1,257
Shares
	Short-Term Investment Funds — 22.4%
166,324,849	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	166,324,849
2,250,924	Invesco Government & Agency Portfolio, Institutional Class, 2.88%∞Ω**	2,250,924
	Total Short-Term Investment Funds	$168,575,773

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Short-Term U.S. Treasury Obligations — 3.3%
$ 25,000,000	U.S. Treasury Bills, 1.444%, 2/23/23#	$ 24,649,998
	Total Short-Term Securities	$193,225,771
	Total Investment Securities—97.8% (Cost $832,097,924)	$735,492,033
	Other Assets in Excess of Liabilities — 2.2%	16,287,275
	Net Assets — 100.0%	$751,779,308
(A)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
±	Closed-end Fund.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2022 was $2,144,280.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
AMT – Alternative Minimum Tax
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $39,109,649 or 5.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	$—	$222,417,325	$—	$222,417,325
Corporate Bonds	—	189,248,586	—	189,248,586
Preferred Stocks	55,269,529	3,377,256	—	58,646,785
Investment Funds	49,996,288	—	—	49,996,288
Asset-Backed Securities	—	13,809,722	—	13,809,722
Non-Agency Collateralized Mortgage Obligations	—	6,261,786	—	6,261,786
Commercial Mortgage-Backed Securities	—	1,884,513	—	1,884,513
Rights	1,257	—	—	1,257
Short-Term Investment Funds	168,575,773	—	—	168,575,773
Short-Term U.S. Treasury Obligations	—	24,649,998	—	24,649,998
Total	$273,842,847	$461,649,186	$—	$735,492,033
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Focused Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 93.0%
	Information Technology — 24.3%
433,946	Apple, Inc.	$ 59,971,337
293,550	Microsoft Corp.	68,367,795
257,624	Oracle Corp.	15,733,098
116,335	PayPal Holdings, Inc.*	10,012,953
129,288	salesforce, Inc.*	18,596,786
183,412	SS&C Technologies Holdings, Inc.	8,757,923
114,131	Texas Instruments, Inc.	17,665,196
100,160	Visa, Inc. - Class A	17,793,424
67,768	Workday, Inc. - Class A*	10,315,645
		227,214,157
	Health Care — 15.1%
136,341	AmerisourceBergen Corp.	18,451,028
196,209	BioMarin Pharmaceutical, Inc.*	16,632,637
314,456	Bristol-Myers Squibb Co.	22,354,677
86,671	HCA Healthcare, Inc.	15,929,263
191,981	Johnson & Johnson	31,362,016
71,297	UnitedHealth Group, Inc.	36,007,837
		140,737,458
	Financials — 12.3%
748,902	Bank of America Corp.	22,616,840
153,382	Berkshire Hathaway, Inc. - Class B*	40,956,062
83,304	Goldman Sachs Group, Inc. (The)	24,412,237
54,261	LPL Financial Holdings, Inc.	11,854,943
13,475	Markel Corp.*	14,609,865
		114,449,947
	Consumer Discretionary — 11.5%
82,496	Airbnb, Inc. - Class A*	8,665,380
72,279	Alibaba Group Holding Ltd. (China) ADR*	5,781,597
315,140	Amazon.com, Inc.*	35,610,820
206,190	Choice Hotels International, Inc.	22,581,929
101,262	Cracker Barrel Old Country Store, Inc.	9,374,836
99,985	Floor & Decor Holdings, Inc. - Class A*	7,024,946
282,752	Frontdoor, Inc.*	5,765,313
104,145	Hilton Worldwide Holdings, Inc.	12,561,970
		107,366,791
	Communication Services — 9.7%
461,834	Alphabet, Inc. - Class C*	44,405,339
428,212	Comcast Corp. - Class A	12,559,458
114,411	Fox Corp. - Class A	3,510,129
156,010	Meta Platforms, Inc. - Class A*	21,167,437
36,268	Netflix, Inc.*	8,538,938
		90,181,301
	Industrials — 8.2%
134,971	Allegiant Travel Co.*	9,850,183
74,184	Boeing Co. (The)*	8,982,199
19,747	Deere & Co.	6,593,326
62,638	Hexcel Corp.	3,239,637
Shares		Market Value

	Industrials — (Continued)
119,016	Hubbell, Inc.	$ 26,540,568
258,478	Raytheon Technologies Corp.	21,159,009
		76,364,922
	Consumer Staples — 5.9%
326,549	Coca-Cola Femsa SAB de CV (Mexico) ADR	19,067,196
212,153	Monster Beverage Corp.*	18,448,825
213,062	Philip Morris International, Inc.	17,686,277
		55,202,298
	Real Estate — 2.5%
460,165	Americold Realty Trust, Inc. REIT	11,320,059
80,075	Jones Lang LaSalle, Inc.*	12,096,930
		23,416,989
	Energy — 2.3%
251,542	Exxon Mobil Corp.	21,962,132
	Materials — 1.2%
227,014	DuPont de Nemours, Inc.	11,441,506
	Total Common Stocks	$868,337,501
	Short-Term Investment Fund — 7.1%
66,512,193	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	66,512,193
	Total Investment Securities—100.1% (Cost $650,047,655)	$934,849,694
	Liabilities in Excess of Other Assets — (0.1%)	(1,063,492)
	Net Assets — 100.0%	$933,786,202
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$868,337,501	$—	$—	$868,337,501
Short-Term Investment Fund	66,512,193	—	—	66,512,193
Total	$934,849,694	$—	$—	$934,849,694
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Growth Opportunities Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 99.8%
	Information Technology — 38.4%
82,806	Apple, Inc.	$ 11,443,789
18,318	Applied Materials, Inc.	1,500,794
5,450	Atlassian Corp. PLC - Class A*	1,147,716
21,615	Ceridian HCM Holding, Inc.*	1,207,846
33,218	Fortinet, Inc.*	1,632,000
24,805	Global Payments, Inc.	2,680,180
4,697	HubSpot, Inc.*	1,268,754
3,008	Lam Research Corp.	1,100,928
52,713	Marvell Technology, Inc.	2,261,915
29,517	Microsoft Corp.	6,874,509
13,675	NVIDIA Corp.	1,660,008
22,125	Okta, Inc.*	1,258,249
13,749	QUALCOMM, Inc.	1,553,362
15,162	salesforce, Inc.*	2,180,902
6,772	ServiceNow, Inc.*	2,557,175
19,755	Visa, Inc. - Class A	3,509,476
12,751	Workday, Inc. - Class A*	1,940,957
		45,778,560
	Consumer Discretionary — 13.2%
54,266	Amazon.com, Inc.*	6,132,058
1,211	Chipotle Mexican Grill, Inc.*	1,819,842
9,569	Home Depot, Inc. (The)	2,640,470
5,260	Lululemon Athletica, Inc.*	1,470,486
71,198	MGM Resorts International	2,116,004
5,996	Tesla, Inc.*	1,590,439
		15,769,299
	Health Care — 13.2%
24,888	Ascendis Pharma A/S (Denmark) ADR*	2,569,935
4,597	Bio-Rad Laboratories, Inc. - Class A*	1,917,593
6,954	Eli Lilly & Co.	2,248,576
11,774	ICON PLC*	2,163,826
3,640	IDEXX Laboratories, Inc.*	1,185,912
5,171	Thermo Fisher Scientific, Inc.	2,622,679
5,851	UnitedHealth Group, Inc.	2,954,989
		15,663,510
	Communication Services — 11.5%
81,126	Alphabet, Inc. - Class A*	7,759,702
24,072	Live Nation Entertainment, Inc.*	1,830,435
14,846	Meta Platforms, Inc. - Class A*	2,014,305
49,078	ZoomInfo Technologies, Inc.*	2,044,589
		13,649,031
	Industrials — 9.4%
23,766	Advanced Drainage Systems, Inc.	2,955,777
16,306	AMETEK, Inc.	1,849,264
25,509	ITT, Inc.	1,666,758
4,867	TransDigm Group, Inc.	2,554,299
11,168	Union Pacific Corp.	2,175,750
		11,201,848
Shares		Market Value

	Financials — 6.9%
13,205	American Financial Group, Inc.	$ 1,623,291
9,944	Arthur J Gallagher & Co.	1,702,612
40,059	Brookfield Asset Management, Inc. (Canada) - Class A	1,638,013
10,739	First Republic Bank	1,401,976
22,936	Morgan Stanley	1,812,173
		8,178,065
	Consumer Staples — 2.5%
6,401	Costco Wholesale Corp.	3,023,000
	Materials — 1.7%
12,456	Vulcan Materials Co.	1,964,436
	Real Estate — 1.5%
50,136	Spirit Realty Capital, Inc. REIT	1,812,918
	Energy — 1.5%
29,732	Devon Energy Corp.	1,787,784
	Total Common Stocks	$118,828,451
	Short-Term Investment Fund — 2.2%
2,622,492	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	2,622,492
	Total Investment Securities—102.0% (Cost $94,413,364)	$121,450,943
	Liabilities in Excess of Other Assets — (2.0%)	(2,323,699)
	Net Assets — 100.0%	$119,127,244
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$118,828,451	$—	$—	$118,828,451
Short-Term Investment Fund	2,622,492	—	—	2,622,492
Total	$121,450,943	$—	$—	$121,450,943
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 99.0%
	Information Technology — 27.3%
312,441	Ceridian HCM Holding, Inc.*	$ 17,459,203
332,939	Ciena Corp.*	13,460,724
723,944	Fortinet, Inc.*	35,567,369
303,398	Genpact Ltd.	13,279,730
191,136	Global Payments, Inc.	20,652,245
45,302	HubSpot, Inc.*	12,236,976
594,397	Lightspeed Commerce, Inc. (Canada)*	10,449,499
387,815	Marvell Technology, Inc.	16,641,142
360,630	Microchip Technology, Inc.	22,009,249
72,699	MongoDB, Inc.*	14,435,113
287,799	NetApp, Inc.	17,800,368
105,720	Nice Ltd. (Israel) ADR*	19,900,733
189,296	Palo Alto Networks, Inc.*	31,004,792
10,565	Splunk, Inc.*	794,488
51,182	Teledyne Technologies, Inc.*	17,272,390
137,105	Zscaler, Inc.*	22,535,949
		285,499,970
	Industrials — 18.2%
171,508	AMETEK, Inc.	19,450,722
211,449	Copart, Inc. *	22,498,174
242,155	CoStar Group, Inc.*	16,866,096
70,819	FTI Consulting, Inc.*	11,735,417
95,993	IDEX Corp.	19,184,201
112,943	Rockwell Automation, Inc.	24,295,169
46,992	TransDigm Group, Inc.	24,662,341
138,447	Waste Connections, Inc.	18,708,343
271,521	WESCO International, Inc.*	32,414,177
		189,814,640
	Health Care — 17.1%
231,916	Ascendis Pharma A/S (Denmark) ADR*†	23,947,646
715,223	Avantor, Inc.*	14,018,371
63,197	Cooper Cos., Inc. (The)	16,677,688
382,781	DexCom, Inc.*	30,829,181
168,825	ICON PLC*	31,026,659
64,503	IDEXX Laboratories, Inc.*	21,015,077
62,365	Insulet Corp.*	14,306,531
129,219	Quest Diagnostics, Inc.	15,853,879
98,560	Sarepta Therapeutics, Inc.*	10,894,822
		178,569,854
	Consumer Discretionary — 13.8%
144,990	Aptiv PLC*	11,339,668
18,390	Chipotle Mexican Grill, Inc.*	27,635,756
179,731	Etsy, Inc.*	17,996,465
223,357	Hilton Worldwide Holdings, Inc.	26,941,321
104,199	Lululemon Athletica, Inc.*	29,129,873
593,556	Tapestry, Inc.	16,874,797
67,625	Vail Resorts, Inc.	14,582,655
		144,500,535
	Financials — 9.4%
122,002	Arthur J Gallagher & Co.	20,889,183
130,557	First Republic Bank	17,044,216
106,565	LPL Financial Holdings, Inc.	23,282,321
52,327	MSCI, Inc.	22,071,005
255,078	Tradeweb Markets, Inc. - Class A	14,391,501
		97,678,226
Shares		Market Value

	Communication Services — 5.0%
242,994	Live Nation Entertainment, Inc.*	$ 18,477,264
276,216	Match Group, Inc.*	13,189,314
498,066	ZoomInfo Technologies, Inc.*	20,749,429
		52,416,007
	Real Estate — 3.7%
99,350	Essex Property Trust, Inc. REIT	24,065,551
170,662	Lamar Advertising Co. REIT	14,077,908
		38,143,459
	Energy — 3.2%
547,409	Devon Energy Corp.	32,915,703
	Materials — 1.3%
149,352	Celanese Corp.	13,492,460
	Total Common Stocks	$1,033,030,854
	Short-Term Investment Funds — 0.9%
5,700,338	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	5,700,338
3,800,610	Invesco Government & Agency Portfolio, Institutional Class, 2.88%∞Ω**	3,800,610
	Total Short-Term Investment Funds	$9,500,948
	Total Investment Securities—99.9% (Cost $1,048,673,229)	$1,042,531,802
	Other Assets in Excess of Liabilities — 0.1%	1,281,755
	Net Assets — 100.0%	$1,043,813,557
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2022 was $3,748,338.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,033,030,854	$—	$—	$1,033,030,854
Short-Term Investment Funds	9,500,948	—	—	9,500,948
Total	$1,042,531,802	$—	$—	$1,042,531,802
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Non-US ESG Equity Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	United States — 16.2%
	Financials — 3.3%
163,693	Discover Financial Services	$ 14,882,968
	Health Care — 2.9%
41,013	Eli Lilly & Co.	13,261,553
	Information Technology — 10.0%
73,078	Apple, Inc.	10,099,380
79,162	Applied Materials, Inc.	6,485,743
86,824	Microsoft Corp.	20,221,309
47,449	Visa, Inc. - Class A	8,429,315
	Total United States	73,380,268
	Japan — 15.2%
	Communication Services — 2.4%
273,000	Nintendo Co. Ltd.	11,011,265
	Consumer Discretionary — 7.0%
172,500	Denso Corp.	7,887,247
1,355,500	Panasonic Corp.	9,518,376
224,700	Sony Group Corp.	14,473,931
	Industrials — 3.8%
304,400	Hitachi Ltd.	12,954,077
314,300	Kubota Corp.	4,367,794
	Information Technology — 2.0%
36,200	Tokyo Electron Ltd.	8,919,496
	Total Japan	69,132,186
	France — 12.1%
	Energy — 4.3%
419,557	TotalEnergies SE ADR	19,517,792
	Industrials — 4.8%
276,260	Cie de Saint-Gobain	9,877,846
106,421	Schneider Electric SE	12,020,335
	Materials — 3.0%
119,882	Air Liquide SA	13,702,406
	Total France	55,118,379
	United Kingdom — 9.2%
	Financials — 5.3%
31,686,017	Lloyds Banking Group PLC	14,321,711
114,598	London Stock Exchange Group PLC	9,677,676
	Industrials — 3.9%
163,814	Ashtead Group PLC	7,356,858
433,991	RELX PLC	10,604,896
	Total United Kingdom	41,961,141
	Sweden — 7.4%
	Financials — 5.0%
1,283,710	Svenska Handelsbanken AB - Class A	10,537,971
932,816	Swedbank AB - Class A	12,243,918
	Industrials — 2.4%
764,872	Epiroc AB - Class A	10,941,878
	Total Sweden	33,723,767
	South Korea — 6.3%
	Communication Services — 3.5%
413,281	KT Corp. ADR	5,050,294
427,557	KT Corp.	10,747,717
	Financials — 2.2%
327,935	KB Financial Group, Inc.	9,903,158
Shares		Market Value

	South Korea — (Continued)
	Information Technology — 0.6%
7,150	Samsung SDI Co. Ltd.	$ 2,689,426
	Total South Korea	28,390,595
	Singapore — 5.2%
	Financials — 3.3%
1,818,800	Oversea-Chinese Banking Corp. Ltd.	14,903,042
	Real Estate — 1.9%
6,677,300	CapitaLand Integrated Commercial Trust REIT	8,882,039
	Total Singapore	23,785,081
	Switzerland — 4.7%
	Health Care — 2.6%
35,986	Roche Holding AG	11,714,622
	Industrials — 2.1%
381,207	ABB Ltd. ADR†	9,781,772
	Total Switzerland	21,496,394
	India — 3.9%
	Financials — 3.9%
851,657	ICICI Bank Ltd. ADR	17,859,247
	China — 3.5%
	Communication Services — 1.8%
249,400	Tencent Holdings Ltd.	8,423,814
	Consumer Discretionary — 1.7%
94,094	Alibaba Group Holding Ltd. ADR*	7,526,579
	Total China	15,950,393
	Canada — 3.4%
	Financials — 3.4%
107,373	Intact Financial Corp.	15,195,532
	Taiwan — 3.0%
	Information Technology — 3.0%
196,404	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,465,458
	Germany — 2.4%
	Industrials — 2.4%
363,512	Deutsche Post AG	10,956,127
	Thailand — 1.7%
	Industrials — 1.7%
3,909,100	Airports of Thailand PCL*	7,487,485
	Netherlands — 1.6%
	Health Care — 1.6%
457,194	Koninklijke Philips NV	7,039,188
	Denmark — 1.0%
	Industrials — 1.0%
251,954	Vestas Wind Systems A/S	4,639,194
	Total Common Stocks	$439,580,435
	Preferred Stocks — 2.2%
	Germany — 2.2%
	Consumer Discretionary — 2.2%
81,681	Volkswagen AG, 5.796%(A)	9,980,764

Touchstone Non-US ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 3.1%
4,009,430	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	$ 4,009,430
9,994,733	Invesco Government & Agency Portfolio, Institutional Class, 2.88%∞Ω**	9,994,733
	Total Short-Term Investment Funds	$14,004,163
	Total Investment Securities — 102.1% (Cost $469,799,157)	$463,565,362
	Liabilities in Excess of Other Assets — (2.1)%	(9,713,151)
	Net Assets — 100.0%	$453,852,211
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2022 was $9,681,518.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$73,380,268	$—	$—	$73,380,268
Japan	—	69,132,186	—	69,132,186
France	19,517,792	35,600,587	—	55,118,379
United Kingdom	—	41,961,141	—	41,961,141
Sweden	—	33,723,767	—	33,723,767
South Korea	5,050,294	23,340,301	—	28,390,595
Singapore	—	23,785,081	—	23,785,081
Switzerland	9,781,772	11,714,622	—	21,496,394
India	17,859,247	—	—	17,859,247
China	7,526,579	8,423,814	—	15,950,393
Canada	15,195,532	—	—	15,195,532
Taiwan	13,465,458	—	—	13,465,458
Germany	—	10,956,127	—	10,956,127
Thailand	—	7,487,485	—	7,487,485
Netherlands	—	7,039,188	—	7,039,188
Denmark	—	4,639,194	—	4,639,194
Preferred Stocks	—	9,980,764	—	9,980,764
Short-Term Investment Funds	14,004,163	—	—	14,004,163
Total	$175,781,105	$287,784,257	$—	$463,565,362
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – September 30, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	India — 36.2%
	Consumer Discretionary — 6.0%
8,100,921	Jubilant Foodworks Ltd.	$ 61,414,521
2,385,013	Titan Co. Ltd.	75,837,171
	Consumer Staples — 3.7%
1,763,621	Britannia Industries Ltd.	82,988,458
	Energy — 2.4%
1,898,908	Reliance Industries Ltd.	55,110,257
	Financials — 15.3%
1,622,065	Bajaj Finance Ltd.	144,928,350
9,502,940	Bandhan Bank Ltd., 144a*	30,897,990
5,705,250	HDFC Bank Ltd.	98,846,295
11,617,004	ICICI Prudential Life Insurance Co. Ltd., 144a	74,580,460
	Health Care — 5.4%
2,282,326	Apollo Hospitals Enterprise Ltd.	122,112,226
	Information Technology — 0.9%
548,044	Tata Consultancy Services Ltd.	20,085,208
	Materials — 2.5%
1,392,992	Asian Paints Ltd.	56,947,780
	Total India	823,748,716
	China — 20.2%
	Communication Services — 4.9%
1,181,849	Kanzhun Ltd. ADR*	19,949,611
2,702,642	Tencent Holdings Ltd.	91,285,298
	Consumer Discretionary — 8.3%
4,943,074	Alibaba Group Holding Ltd.*	49,328,610
7,346,723	ANTA Sports Products Ltd.	77,117,042
14,450,000	Haidilao International Holding Ltd., 144a*†	28,028,345
1,866,669	JD Health International, Inc., 144a*	10,633,195
1,476,998	NIO, Inc. ADR*	23,292,258
	Consumer Staples — 3.0%
5,878,306	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	68,469,597
	Health Care — 4.0%
4,868,242	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a	39,139,318
8,817,010	Wuxi Biologics Cayman, Inc., 144a*	52,486,304
	Total China	459,729,578
	Brazil — 15.5%
	Consumer Discretionary — 6.3%
174,155	MercadoLibre, Inc.*	144,162,026
	Consumer Staples — 1.9%
10,246,800	Raia Drogasil SA	43,214,604
	Financials — 4.0%
11,095,039	NU Holdings Ltd. - Class A*†	48,818,172
2,288,595	XP, Inc. - Class A*	43,506,191
	Industrials — 2.3%
4,675,215	Localiza Rent a Car SA	52,789,927
	Information Technology — 1.0%
1,656,545	Pagseguro Digital Ltd. - Class A*†	21,916,090
	Total Brazil	354,407,010
	Taiwan — 8.2%
	Communication Services — 3.5%
1,447,157	Sea Ltd. ADR*	81,113,150
Shares		Market Value

	Taiwan — (Continued)
	Information Technology — 4.7%
1,551,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 106,377,696
	Total Taiwan	187,490,846
	Indonesia — 3.4%
	Financials — 3.4%
137,116,300	Bank Central Asia Tbk PT	76,543,721
	Hong Kong — 3.1%
	Financials — 3.1%
8,413,131	AIA Group Ltd.	70,046,947
	Argentina — 2.9%
	Information Technology — 2.9%
353,451	Globant SA*	66,123,613
	South Korea — 1.8%
	Communication Services — 1.6%
277,721	NAVER Corp.	36,996,946
	Information Technology — 0.2%
137,042	Kakaopay Corp.*	4,632,270
	Total South Korea	41,629,216
	United States — 1.6%
	Information Technology — 1.6%
101,183	Lam Research Corp.	37,032,978
	Thailand — 1.5%
	Consumer Staples — 1.5%
22,543,700	CP ALL PCL	33,475,932
	Kazakhstan — 1.4%
	Financials — 1.4%
566,851	Kaspi.KZ JSC GDR	32,877,358
	Uruguay — 1.0%
	Information Technology — 1.0%
1,080,917	Dlocal Ltd.*†	22,180,417
	Total Common Stocks	$2,205,286,332
Number of Rights
	Rights — 0.0%
	Brazil — 0.0%
	Industrials — 0.0%
14,344	Localiza Rent a Car SA, 11/10/22*	28,558
	Total Rights	$28,558
Shares
	Short-Term Investment Funds — 5.1%
83,167,890	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	83,167,890
31,931,727	Invesco Government & Agency Portfolio, Institutional Class, 2.88%∞Ω**	31,931,727
	Total Short-Term Investment Funds	$115,099,617
	Total Investment Securities — 101.9% (Cost $2,310,318,690)	$2,320,414,507
	Liabilities in Excess of Other Assets — (1.9)%	(42,734,718)
	Net Assets — 100.0%	$2,277,679,789
*	Non-income producing security.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2022 was $30,293,345.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
PCL – Public Company Limited
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $235,765,612 or 10.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$—	$823,748,716	$—	$823,748,716
China	43,241,869	416,487,709	—	459,729,578
Brazil	354,407,010	—	—	354,407,010
Taiwan	187,490,846	—	—	187,490,846
Indonesia	—	76,543,721	—	76,543,721
Hong Kong	—	70,046,947	—	70,046,947
Argentina	66,123,613	—	—	66,123,613
South Korea	—	41,629,216	—	41,629,216
United States	37,032,978	—	—	37,032,978
Thailand	—	33,475,932	—	33,475,932
Kazakhstan	32,877,358	—	—	32,877,358
Uruguay	22,180,417	—	—	22,180,417
Rights	—	28,558	—	28,558
Short-Term Investment Funds	115,099,617	—	—	115,099,617
Total	$858,453,708	$1,461,960,799	$—	$2,320,414,507
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income Opportunities Fund – September 30, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 53.7%
	Financials — 12.8%
$ 2,037,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$ 1,875,429
2,930,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	2,124,250
2,174,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,570,995
902,000	Charles Schwab Corp. (The), 5.000%(A)	810,672
902,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	662,571
2,118,000	Citigroup, Inc., Ser W, 4.000%(A)	1,779,417
1,850,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 3.475%, 2/15/27(B)	1,743,626
1,056,000	Credit Acceptance Corp., 6.625%, 3/15/26	979,440
1,874,000	First Maryland Capital II, (3M LIBOR +0.850%), 3.632%, 2/1/27(B)	1,744,392
421,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	352,587
2,703,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	2,168,380
1,246,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	1,093,427
910,000	JPMorgan Chase & Co., 5.717%, 9/14/33	859,944
1,566,000	Morgan Stanley, 5.297%, 4/20/37	1,404,407
1,405,000	Navient Corp., 6.750%, 6/15/26	1,275,318
1,552,000	PNC Capital Trust, (3M LIBOR +0.570%), 3.652%, 6/1/28(B)	1,443,439
1,503,000	Prudential Financial, Inc., 5.125%, 3/1/52	1,303,011
1,527,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	1,245,566
2,617,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	2,231,849
1,850,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	1,630,182
2,012,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 3.580%, 5/15/27(B)	1,866,132
1,503,000	Truist Financial Corp., Ser Q, 5.100%(A)	1,335,044
		31,500,078
	Consumer Discretionary — 7.0%
1,851,000	Brunswick Corp., 4.400%, 9/15/32	1,496,290
1,152,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	911,030
1,222,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,057,295
1,124,000	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 144a, 4.750%, 1/15/29	962,594
1,804,000	Ferguson Finance PLC, 144a, 4.650%, 4/20/32	1,587,208
387,000	Ford Motor Co., 4.750%, 1/15/43	256,347
660,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	568,656
3,081,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,322,712
1,665,000	Genm Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	1,139,516
2,614,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 7/26/26	2,369,475
1,207,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	887,797
1,797,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,454,120
1,804,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	1,308,892
1,076,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	863,490
		17,185,422
	Industrials — 6.9%
985,000	ADT Security Corp. (The), 144a, 4.875%, 7/15/32	794,366
1,291,000	American Axle & Manufacturing, Inc., 6.500%, 4/1/27	1,094,122
1,056,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	874,051
853,000	Boeing Co. (The), 5.805%, 5/1/50	742,985
1,236,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	840,480
1,118,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	1,050,263
1,874,000	General Electric Co., Ser D, 6.623%(A)	1,753,226
1,291,000	Granite US Holdings Corp., 144a, 11.000%, 10/1/27	1,217,036
2,046,000	Mohawk Industries, Inc., 3.625%, 5/15/30	1,701,749
1,946,000	Oshkosh Corp., 3.100%, 3/1/30	1,570,452
1,269,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	1,063,926
Principal Amount		Market Value

	Industrials — (Continued)
$ 1,120,000	Seaspan Corp. (Hong Kong), 144a, 5.500%, 8/1/29	$ 862,474
1,068,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	884,438
999,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	969,030
1,892,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,590,158
		17,008,756
	Energy — 5.2%
1,578,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	1,381,690
1,010,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	855,192
271,000	DCP Midstream Operating LP, 144a, 5.850%, 5/21/43	259,686
639,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	600,669
210,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.500%, 10/1/25	190,056
246,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	215,865
183,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	160,127
1,109,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	961,595
1,124,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	845,810
405,000	Mesquite Energy, Inc., 7.250%, 2/15/23	2,025
1,610,000	Murphy Oil Corp., 6.375%, 7/15/28	1,521,450
1,770,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,788,070
963,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	777,490
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	193,375
750,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	479,250
1,060,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	591,501
1,110,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	980,025
1,185,000	YPF SA (Argentina), 4.000%, 2/12/26	989,215
		12,793,091
	Communication Services — 5.1%
1,161,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	905,580
473,000	Belo Corp., 7.750%, 6/1/27	463,540
1,938,000	British Telecommunications PLC (United Kingdom), 5.125%, 12/4/28	1,821,803
1,123,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	859,484
1,563,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,373,757
1,052,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	920,319
1,275,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	865,534
1,056,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	828,353
1,919,000	Netflix, Inc., 6.375%, 5/15/29	1,904,635
1,411,000	Paramount Global, 4.200%, 5/19/32	1,141,789
1,309,000	Stagwell Global, 144a, 5.625%, 8/15/29	1,076,744
536,000	TEGNA, Inc., 5.000%, 9/15/29	492,739
		12,654,277
	Utilities — 5.0%
1,804,000	CMS Energy Corp., 4.750%, 6/1/50	1,524,380
1,984,000	Edison International, 4.125%, 3/15/28	1,770,930
1,320,000	Edison International, Ser B, 5.000%(A)	1,042,800
850,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	721,990
1,386,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	1,253,618
1,750,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	1,430,625

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 53.7% (Continued)
	Utilities — (Continued)
$ 1,984,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	$ 1,443,037
1,110,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 6.339%, 3/30/67(B)	928,485
2,660,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 5.018%, 5/15/67(B)	2,207,800
		12,323,665
	Consumer Staples — 4.1%
1,300,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 5.875%, 2/15/28	1,199,250
1,768,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,532,246
986,000	BellRing Brands, Inc., 144a, 7.000%, 3/15/30	901,894
950,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	812,250
1,455,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 6.500%, 12/1/52	1,296,478
1,231,000	QVC, Inc., 4.375%, 9/1/28	834,666
1,384,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,200,620
1,500,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	1,025,100
1,621,000	United Rentals North America, Inc., 3.750%, 1/15/32	1,269,583
		10,072,087
	Materials — 3.6%
2,602,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	1,843,517
1,656,000	Celanese US Holdings LLC, 6.165%, 7/15/27	1,562,364
1,700,000	Freeport Indonesia PT (Indonesia), 144a, 5.315%, 4/14/32	1,406,750
1,750,000	GCC SAB de CV, 144a, 3.614%, 4/20/32	1,415,295
279,000	Hudbay Minerals, Inc. (Canada), 144a, 4.500%, 4/1/26	231,955
853,000	Hudbay Minerals, Inc. (Canada), 144a, 6.125%, 4/1/29	687,288
2,200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	965,360
1,400,000	OCP SA (Morocco), 144a, 5.125%, 6/23/51	889,000
		9,001,529
	Health Care — 2.3%
1,638,000	CVS Health Corp., 5.050%, 3/25/48	1,437,049
1,056,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	847,440
1,059,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30	877,651
1,945,000	Mylan, Inc., 4.550%, 4/15/28	1,718,881
1,056,000	US Acute Care Solutions LLC, 144a, 6.375%, 3/1/26	887,040
		5,768,061
	Real Estate — 0.9%
1,056,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/27	945,791
1,000,000	Logan Group Co. Ltd. (China), 7.500%, 8/25/23	167,023
1,219,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	1,010,959
		2,123,773
	Information Technology — 0.8%
1,111,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	869,913
1,462,000	Micron Technology, Inc., 2.703%, 4/15/32	1,061,834
		1,931,747
	Total Corporate Bonds	$132,362,486
	Asset-Backed Securities — 19.2%
2,000,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class D, 144a, (3M LIBOR +3.200%), 5.910%, 10/20/34(B)	1,740,690
5,955,000	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	4,904,270
Principal Amount		Market Value
	Asset-Backed Securities — 19.2% (Continued)
$ 5,000,000	Birch Grove CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class C, 144a, (3M LIBOR +2.250%), 4.988%, 10/19/34(B)	$ 4,365,515
4,937,500	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	3,926,670
2,100,000	Medalist Partners Corporate Finance CLO VI, Ltd. (Cayman Islands), Ser 2020-1A, Class B, 144a, (3M LIBOR +2.700%), 5.440%, 4/17/33(B)	1,909,423
5,000,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 3.757%, 7/25/59(B)(C)	4,246,676
4,937,500	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	4,096,940
5,000,000	New Mountain CLO 3, Ltd. (Cayman Islands), Ser CLO-3A, Class C, 144a, (3M LIBOR +2.100%), 4.810%, 10/20/34(B)	4,320,875
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (3M LIBOR +2.950%), 5.462%, 10/15/34(B)	1,982,750
6,242,000	STWD, Ltd. (Cayman Islands), Ser 2021-FL2, Class D, 144a, (1M LIBOR +2.800%), 5.739%, 4/18/38(B)	5,821,787
5,500,000	TRTX Issuer, Ltd. (Cayman Islands), Ser 2019-FL3, Class C, 144a, (SOFR30A +2.214%), 5.136%, 10/15/34(B)	5,371,954
5,000,000	Whitebox CLO I, Ltd. (Cayman Islands), Ser 2019-1A, Class BR, 144a, (3M LIBOR +2.050%), 4.833%, 7/24/32(B)	4,610,775
	Total Asset-Backed Securities	$47,298,325
	U.S. Treasury Obligations — 8.6%
2,160,000	U.S. Treasury Bond, 1.875%, 2/15/51	1,430,156
7,625,000	U.S. Treasury Bond, 2.375%, 2/15/42	5,843,848
3,000,000	U.S. Treasury Note, 0.750%, 5/31/26	2,650,195
12,260,000	U.S. Treasury Note, 2.750%, 8/15/32	11,204,491
	Total U.S. Treasury Obligations	$21,128,690
Shares
	Common Stocks — 4.8%
	Information Technology — 0.9%
8,996	International Business Machines Corp.	1,068,815
7,316	Texas Instruments, Inc.	1,132,370
		2,201,185
	Financials — 0.9%
33,406	Bank of America Corp.	1,008,861
3,992	Goldman Sachs Group, Inc. (The)	1,169,856
44	Hi-Crush, Inc.(D)	22,379
		2,201,096
	Industrials — 0.8%
2,736	Lockheed Martin Corp.	1,056,890
12,270	Raytheon Technologies Corp.	1,004,422
		2,061,312
	Materials — 0.6%
39,560	Covia	514,280
18,483	DuPont de Nemours, Inc.	931,543
		1,445,823
	Energy — 0.5%
13,455	Exxon Mobil Corp.	1,174,756
	Health Care — 0.4%
6,924	Johnson & Johnson	1,131,105
	Consumer Staples — 0.4%
12,137	Philip Morris International, Inc.	1,007,492

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 4.8% (Continued)
	Communication Services — 0.3%
41,944	AT&T, Inc.	$ 643,421
	Total Common Stocks	$11,866,190
Principal Amount
	Sovereign Government Obligations — 4.1%
$ 1,350,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	1,012,797
1,222,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	733,220
1,177,000	Chile Government International Bond, 3.100%, 5/7/41	799,906
1,295,000	Colombia Government International Bond, 3.125%, 4/15/31	897,759
400,000	Colombia Government International Bond, 7.375%, 9/18/37	345,937
320,000	Colombia Government International Bond, 10.375%, 1/28/33	362,880
1,350,000	Dominican Republic International Bond, 4.875%, 9/23/32	1,015,002
1,530,000	Ecuador Government International Bond, 144a, 2.500%, 7/31/35	503,527
657,000	Ecuador Government International Bond, 144a, 5.500%, 7/31/30	309,326
1,350,000	Egypt Government International Bond, 8.500%, 1/31/47	748,545
955,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	626,174
1,350,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	493,533
1,000,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	555,000
985,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	702,463
1,200,000	Serbia International Bond, 2.125%, 12/1/30	782,400
200,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35*	36,726
1,020,000	Ukraine Government International Bond, 7.253%, 3/15/35*	187,305
	Total Sovereign Government Obligations	$10,112,500
	Commercial Mortgage-Backed Securities — 3.9%
5,000,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.660%, 3/9/44(B)(C)	3,943,992
5,000,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	3,680,659
2,202,000	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.744%, 10/10/32(B)(C)	2,157,895
	Total Commercial Mortgage-Backed Securities	$9,782,546
	Non-Agency Collateralized Mortgage Obligations — 2.6%
1,405,000	Connecticut Avenue Securities Trust, Ser 2022-R04, Class 1M2, 144a, 5.381%, 3/25/42	1,315,431
3,250,000	Freddie Mac STACR REMIC Trust, Ser 2022-DNA3, Class M1B, 144a, 5.181%, 4/25/42	3,067,183
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.371%, 11/25/60	1,986,378
	Total Non-Agency Collateralized Mortgage Obligations	$6,368,992
Shares
Preferred Stocks — 1.3%
Financials — 1.3%
95,203	First Republic Bank, Ser K, 4.125%(A)	1,637,492
Shares		MarketValue

	Financials — (Continued)
57,491	Morgan Stanley, Ser O, 4.250%(A)	$ 1,033,113
33,727	US Bancorp, Ser L, 3.750%(A)	541,993
	Total Preferred Stocks	$3,212,598
Principal Amount
Agency Collateralized Mortgage Obligations — 0.5%
$25,530,439	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.254%, 6/25/40(B)(C)(E)	1,228,224
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	33,530
Shares
	Short-Term Investment Fund — 0.4%
995,267	Dreyfus Government Cash Management, Institutional Shares, 2.75%∞Ω	995,267
	Total Investment Securities—99.1% (Cost $295,017,179)	$244,389,348
	Other Assets in Excess of Liabilities — 0.9%	2,104,070
	Net Assets — 100.0%	$246,493,418
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
SOFR30A – Secured Overnight Financing Rate 30 Day Average
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities were valued at $125,125,529 or 50.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$132,362,486	$—	$132,362,486
Asset-Backed Securities	—	47,298,325	—	47,298,325
U.S. Treasury Obligations	—	21,128,690	—	21,128,690
Common Stocks	11,329,531	514,280	22,379	11,866,190
Sovereign Government Obligations	—	10,112,500	—	10,112,500
Commercial Mortgage-Backed Securities	—	9,782,546	—	9,782,546
Non-Agency Collateralized Mortgage Obligations	—	6,368,992	—	6,368,992
Preferred Stocks	3,212,598	—	—	3,212,598
Agency Collateralized Mortgage Obligations	—	1,228,224	—	1,228,224
Rights	—	33,530	—	33,530
Short-Term Investment Fund	995,267	—	—	995,267
Other Financial Instruments
Futures
Interest rate contracts	215,885	—	—	215,885
Total Assets	$15,753,281	$228,829,573	$22,379	$244,605,233
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(232,459)	$—	$—	$(232,459)
Total Liabilities	$(232,459)	$—	$—	$(232,459)
Total	$15,520,822	$228,829,573	$22,379	$244,372,774
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, March 31, 2022	$22,379
Change in unrealized appreciation (depreciation)	—
Ending balance, September 30, 2022	$22,379
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at September 30, 2022	$—
Common Stocks	Fair Value	Valuation Technique	Unobservable Input
Hi-Crush, Inc.	$22,379	Market Value	N/A

Futures Contracts
At September 30, 2022, $344,725 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2022:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
30-Year U.S. Ultra Long Term Treasury Bond	12/20/2022	40	$5,695,885	$215,885
Long Futures:
2-Year U.S. Treasury Note	12/30/2022	241	49,731,600	(232,459)
				$(16,574)
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2022 (Unaudited)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US ESG Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Assets
Investments, at cost	$832,097,924	$650,047,655	$94,413,364	$1,048,673,229	$469,799,157	$2,310,318,690	$295,017,179
Investments, at market value *	$735,492,033	$934,849,694	$121,450,943	$1,042,531,802	$463,565,362	$2,320,414,507	$244,389,348
Cash	6,582,832	—	—	—	174	3,240	—
Cash deposits held at prime broker (A)	7,029,417	—	—	—	—	—	344,725
Foreign currency †	2	—	—	—	2,221	501,718	89
Dividends and interest receivable	5,878,877	443,109	46,831	219,032	1,023,402	1,173,277	2,747,378
Receivable for capital shares sold	3,182,488	19,126	204,523	908,085	66,468	6,719,618	9,786
Receivable for investments sold	138,964	—	362,250	14,780,061	—	12,382,224	35,958
Receivable for variation margin on futures contracts	—	—	—	—	—	—	48,256
Receivable for securities lending income	20,860	76	—	—	1,273	83,648	37
Tax reclaim receivable	32,970	—	—	3,914	302,581	16,607	5,095
Other assets	50,920	34,577	26,350	57,128	34,516	63,009	28,367
Total Assets	758,409,363	935,346,582	122,090,897	1,058,500,022	464,995,997	2,341,357,848	247,609,039

Liabilities
Bank overdrafts	—	—	—	—	—	—	59,054
Dividends payable	239,460	—	—	—	—	—	—
Payable for return of collateral for securities on loan	2,250,924	—	—	3,800,610	9,994,733	31,931,727	—
Deferred foreign capital gains tax	—	—	—	—	—	15,077,343	—
Payable for capital shares redeemed	3,345,580	445,157	96,746	2,841,222	448,862	13,270,905	708,831
Payable for investments purchased	—	—	2,677,117	6,662,128	—	—	—
Payable to Investment Advisor	335,293	517,652	69,471	645,492	256,764	2,080,668	105,167
Payable to other affiliates	130,739	138,086	21,103	193,575	139,356	295,789	62,245
Payable to Trustees	13,818	13,818	13,818	13,818	13,818	13,818	13,818
Payable for professional services	35,820	32,537	19,307	37,598	31,178	76,635	22,634
Payable for reports to shareholders	18,462	23,274	5,836	55,771	7,697	77,352	15,647
Payable for transfer agent services	259,959	374,549	47,521	401,879	219,000	717,060	120,438
Other accrued expenses and liabilities	—	15,307	12,734	34,372	32,378	136,762	7,787
Total Liabilities	6,630,055	1,560,380	2,963,653	14,686,465	11,143,786	63,678,059	1,115,621
Net Assets	$751,779,308	$933,786,202	$119,127,244	$1,043,813,557	$453,852,211	$2,277,679,789	$246,493,418
Net assets consist of:
Paid-in capital	834,959,683	598,761,686	86,690,518	1,037,807,470	436,484,221	3,203,355,320	351,656,619
Distributable earnings (deficit)	(83,180,375)	335,024,516	32,436,726	6,006,087	17,367,990	(925,675,531)	(105,163,201)
Net Assets	$751,779,308	$933,786,202	$119,127,244	$1,043,813,557	$453,852,211	$2,277,679,789	$246,493,418
*Includes market value of securities on loan of:	$2,144,280	$—	$—	$3,748,338	$9,681,518	$30,293,345	$—
†Cost of foreign currency:	$3	$—	$—	$—	$2,292	$501,605	$102
(A)	Represents segregated cash for futures contracts, swap agreements and/or securities sold short.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund^	Touchstone Mid Cap Growth Fund^	Touchstone Non-US ESG Equity Fund^	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$106,497,455	$39,476,454	$45,281,164	$225,540,054	$340,199,925	$15,812,112	$142,248,630
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,754,987	815,935	1,528,380	8,681,183	19,134,823	1,299,789	49,697,792
Net asset value price per share*	$9.90	$48.38	$29.63	$25.98	$17.78	$12.17	$2.86
Maximum sales charge - Class A shares	3.25%	5.00%	5.00%	5.00%	5.00%	5.00%	3.25%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.23	$50.93	$31.19	$27.35	$18.72	$12.81	$2.96

Pricing of Class C Shares
Net assets applicable to Class C shares	$30,054,489	$13,722,446	$1,384,062	$12,546,239	$3,552,232	$6,442,390	$28,028,928
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,085,743	312,044	46,757	483,248	200,056	541,151	9,754,225
Net asset value and offering price per share**	$9.74	$43.98	$29.60	$25.96	$17.76	$11.90	$2.87

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$577,694,523	$865,395,523	$18,509,087	$520,963,193	$101,032,619	$661,521,542	$76,018,982
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	58,140,497	17,616,853	588,429	18,826,237	5,438,800	54,007,755	26,631,624
Net asset value, offering price and redemption price per share	$9.94	$49.12	$31.46	$27.67	$18.58	$12.25	$2.85

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$37,532,841	$15,191,779	$53,952,931	$189,933,619	$9,067,435	$918,826,430	$196,878
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,778,389	307,574	1,675,541	6,754,627	487,253	74,557,176	69,095
Net asset value, offering price and redemption price per share	$9.93	$49.39	$32.20	$28.12	$18.61	$12.32	$2.85

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$—	$94,830,452	$—	$675,077,315	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	3,365,209	—	54,760,885	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$28.18	$—	$12.33	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Flexible Income Fund and Strategic Income Opportunities Fund. There is no sales load on subscriptions of $500,000 or more for Flexible Income Fund and Strategic Income Opportunities Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
^	The Shares of beneficial interest outstanding and Net asset value and offering price per share were updated to reflect the effect of a 1 for 0.670946, 1 for 0.466797 and 1 for 0.801806 reverse stock split for Class C shares of the Growth Opportunities Fund, the Mid Cap Growth Fund and the Non-US ESG Equity Fund, respectively, on October 14, 2022 (See Note 9 in the Notes to Financial Statements).
See accompanying Notes to Financial Statements.

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Statements of Operations For the Six Months Ended September 30, 2022 (Unaudited)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US ESG Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Investment Income
Dividends*	$5,320,888	$6,426,101	$735,604	$5,714,023	$6,753,084	$13,009,412	$408,499
Interest**	12,905,068	—	—	—	—	—	6,296,336
Income from securities loaned	77,760	3,250	38	1,237	88,969	974,442	542
Total Investment Income	18,303,716	6,429,351	735,642	5,715,260	6,842,053	13,983,854	6,705,377
Expenses
Investment advisory fees	2,239,852	3,335,770	520,213	4,162,013	1,789,094	14,150,866	778,236
Administration fees	542,497	723,688	94,543	794,955	375,161	1,928,134	195,077
Compliance fees and expenses	1,734	1,734	1,734	1,734	1,734	1,734	1,734
Custody fees	29,473	8,578	8,454	15,411	26,837	423,214	21,060
Professional fees	32,007	32,181	14,462	34,435	27,094	81,912	20,944
Transfer Agent fees, Class A	44,569	19,725	22,856	129,125	169,398	10,125	76,745
Transfer Agent fees, Class C	11,823	7,038	791	7,273	2,471	6,409	15,299
Transfer Agent fees, Class Y	261,764	367,234	11,492	343,684	51,943	627,645	39,864
Transfer Agent fees, Institutional Class	6,514	3,056	12,786	52,783	1,058	266,602	32
Transfer Agent fees, Class R6	—	—	—	200	—	376	—
Registration Fees, Class A	8,353	6,933	7,833	10,316	11,116	7,078	10,246
Registration Fees, Class C	6,410	5,119	5,028	6,638	5,405	6,323	9,025
Registration Fees, Class Y	21,807	16,285	6,394	16,472	7,758	41,029	17,847
Registration Fees, Institutional Class	4,444	5,230	8,375	10,434	4,671	22,938	2,644
Registration Fees, Class R6	—	—	—	6,123	—	5,239	—
Dividend expense on securities sold short	291,881	—	—	—	—	—	—
Reports to Shareholders, Class A	3,709	2,037	2,179	6,068	8,495	1,609	7,152
Reports to Shareholders, Class C	1,906	1,410	1,054	1,539	1,245	1,457	2,408
Reports to Shareholders, Class Y	12,777	17,738	1,483	34,884	4,800	53,962	4,643
Reports to Shareholders, Institutional Class	1,538	1,333	1,258	14,598	1,156	19,047	1,000
Reports to Shareholders, Class R6	—	—	—	1,203	—	1,026	—
Distribution and shareholder servicing expenses, Class A	137,935	55,956	64,849	325,014	453,474	21,850	201,397
Distribution and shareholder servicing expenses, Class C	164,433	82,845	7,854	72,914	23,364	38,610	172,080
Trustee fees	13,768	13,768	13,768	13,768	13,768	13,768	13,768
Other expenses	35,593	161,134	40,183	126,327	97,781	63,757	36,588
Total Expenses	3,874,787	4,868,792	847,589	6,187,911	3,077,823	17,794,710	1,627,789
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(155,201)	(7,318)	(99,389)	(144,113)	(32,449)	(11,256)	(187,954)
Net Expenses	3,719,586	4,861,474	748,200	6,043,798	3,045,374	17,783,454	1,439,835
Net Investment Income (Loss)	14,584,130	1,567,877	(12,558)	(328,538)	3,796,679	(3,799,600)	5,265,542
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	(622,853)	17,049,531	4,126,354	(11,960,959)	(4,145,892)	(498,948,190)	(8,989,179)
Net realized gains on securities sold short	12,506,119	—	—	—	—	—	—
Net realized gains on written options	366,374	—	—	—	—	—	—
Net realized losses on futures contracts	(122,038)	—	—	—	—	—	(101,109)
Net realized gains on swap agreements	—	—	—	—	—	—	143,041
Net realized losses on foreign currency transactions	—	—	—	—	(150,852)	(514,701)	—
Net change in unrealized appreciation (depreciation) on investments†	(66,391,498)	(252,235,548)	(41,232,529)	(319,693,703)	(138,970,995)	(230,344,201)	(29,003,383)
Net change in unrealized appreciation (depreciation) on securities sold short	764,636	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	—	—	—	191,087
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(1)	—	—	—	(4,479)	1,055	(18)
Net Realized and Unrealized Gains (Losses) on Investments	(53,499,261)	(235,186,017)	(37,106,175)	(331,654,662)	(143,272,218)	(729,806,037)	(37,759,561)
Change in Net Assets Resulting from Operations	$(38,915,131)	$(233,618,140)	$(37,118,733)	$(331,983,200)	$(139,475,539)	$(733,605,637)	$(32,494,019)
*Net of foreign tax withholding of:	$14,037	$—	$852	$9,421	$630,515	$1,862,231	$—
**Net of foreign tax withholding of:	$—	$—	$—	$—	$—	$—	$7,360
†Includes decrease in deferred foreign capital gains tax of:	$—	$—	$—	$—	$—	$11,163,640	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $8,552,463 for the Sands Capital Emerging Markets Growth Fund.
(C)	For the six months ended September 30, 2022, the Focused Fund, the Growth Opportunities Fund, the Mid Cap Growth Fund, the Non-US ESG Equity Fund, and the Sands Capital Emerging Markets Growth Fund had a redemption-in-kind of securities in the amount of $27,404,592, $8,398,954, $16,643,565, $11,791,996 and $11,031,468, respectively. Net realized gains (losses) on investments includes the realized gain on the transaction of $12,869,223, $3,557,880, $4,405,281, $7,930,949, and $5,766,929, respectively, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets
	Touchstone Flexible Income Fund		Touchstone Focused Fund		Touchstone Growth Opportunities Fund
	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
From Operations
Net investment income (loss)	$14,584,130	$27,793,766	$1,567,877	$1,134,595	$(12,558)	$(496,055)
Net realized gains (losses) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts, foreign currency transactions and capital gain distributions received	12,127,602	5,078,799	17,049,531	105,788,449	4,126,354	19,382,164
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, forward foreign currency contracts and foreign currency transactions	(65,626,863)	(49,986,963)	(252,235,548)	6,341,938	(41,232,529)	(1,297,245)
Change in Net Assets from Operations	(38,915,131)	(17,114,398)	(233,618,140)	113,264,982	(37,118,733)	17,588,864

Distributions to Shareholders:
Distributed earnings, Class A	(1,729,279)	(3,914,740)	—	(2,981,004)	—	(10,095,137)
Distributed earnings, Class B	—	—	—	—	—	—
Distributed earnings, Class C	(395,698)	(1,030,204)	—	(1,434,791)	—	(389,665)
Distributed earnings, Class Y	(10,353,691)	(22,656,138)	—	(65,864,852)	—	(4,474,202)
Distributed earnings, Institutional Class	(608,897)	(1,622,568)	—	(1,697,569)	—	(11,185,510)
Distributed earnings, Class R6	—	—	—	—	—	—
Total Distributions	(13,087,565)	(29,223,650)	—	(71,978,216)	—	(26,144,514)
Change in Net Assets from Share Transactions(A)	(42,628,564)	103,096,464	(33,478,568)	11,900,180	(6,004,032)	9,872,785

Total Increase (Decrease) in Net Assets	(94,631,260)	56,758,416	(267,096,708)	53,186,946	(43,122,765)	1,317,135

Net Assets
Beginning of period	846,410,568	789,652,152	1,200,882,910	1,147,695,964	162,250,009	160,932,874
End of period	$751,779,308	$846,410,568	$933,786,202	$1,200,882,910	$119,127,244	$162,250,009
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 28-31.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Mid Cap Growth Fund		Touchstone Non-US ESG Equity Fund		Touchstone Sands Capital Emerging Markets Growth Fund		Touchstone Strategic Income Opportunities Fund
For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022

$(328,538)	$(6,572,899)	$3,796,679	$5,424,800	$(3,799,600)	$(30,231,867)	$5,265,542	$9,102,699
(11,960,959)	231,808,914	(4,296,744)	60,595,989	(499,462,891)	(237,979,435)	(8,947,247)	8,067,439
(319,693,703)	(115,521,773)	(138,975,474)	(68,893,052)	(230,343,146)	(970,965,235)	(28,812,314)	(29,107,246)
(331,983,200)	109,714,242	(139,475,539)	(2,872,263)	(733,605,637)	(1,239,176,537)	(32,494,019)	(11,937,108)

—	(48,088,579)	—	(55,428,678)	—	(393,240)	(2,985,165)	(5,076,894)
—	—	—	—	—	—	—	(92,062)
—	(5,041,824)	—	(801,994)	—	(119,388)	(502,695)	(846,395)
—	(98,678,809)	—	(18,663,839)	—	(29,163,383)	(1,783,904)	(3,939,569)
—	(50,376,807)	—	(1,214,241)	—	(41,115,494)	(5,049)	(4,036)
—	(5,039,178)	—	—	—	(13,193,519)	—	—
—	(207,225,197)	—	(76,108,752)	—	(83,985,024)	(5,276,813)	(9,958,956)
60,344,164	44,308,317	(35,399,040)	7,273,709	(566,739,323)	543,334,433	(42,268,294)	(18,679,977)

(271,639,036)	(53,202,638)	(174,874,579)	(71,707,306)	(1,300,344,960)	(779,827,128)	(80,039,126)	(40,576,041)

1,315,452,593	1,368,655,231	628,726,790	700,434,096	3,578,024,749	4,357,851,877	326,532,544	367,108,585
$1,043,813,557	$1,315,452,593	$453,852,211	$628,726,790	$2,277,679,789	$3,578,024,749	$246,493,418	$326,532,544

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Flexible Income Fund				Touchstone Focused Fund
	For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022		For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,055,530	$10,790,589	1,667,801	$18,708,179	61,828	$3,383,575	251,214	$15,729,509
Reinvestment of distributions	137,943	1,407,009	287,086	3,194,417	—	—	40,130	2,514,954
Cost of Shares redeemed	(1,215,671)	(12,383,453)	(2,092,760)	(23,321,227)	(124,079)	(6,893,789)	(241,848)	(15,316,752)
Change from Class A Share Transactions	(22,198)	(185,855)	(137,873)	(1,418,631)	(62,251)	(3,510,214)	49,496	2,927,711
Class C
Proceeds from Shares issued	151,220	1,511,300	570,123	6,275,318	3,644	174,801	13,299	768,119
Reinvestment of distributions	35,755	358,898	84,578	926,694	—	—	24,476	1,402,008
Cost of Shares redeemed	(668,696)	(6,727,860)	(1,144,286)	(12,561,013)	(57,257)	(2,852,283)	(139,769)	(8,043,500)
Change from Class C Share Transactions	(481,721)	(4,857,662)	(489,585)	(5,359,001)	(53,613)	(2,677,482)	(101,994)	(5,873,373)
Class Y
Proceeds from Shares issued	10,748,760	110,064,071	22,477,042	252,114,312	126,320	6,810,177	491,672	30,921,050
Reinvestment of distributions	936,197	9,579,775	1,864,466	20,791,361	—	—	998,513	63,493,935
Cost of Shares redeemed	(15,913,459)	(162,993,450)	(14,691,501)	(163,062,234)	(623,659)	(34,030,143)	(1,290,574)	(81,764,429)
Change from Class Y Share Transactions	(4,228,502)	(43,349,604)	9,650,007	109,843,439	(497,339)	(27,219,966)	199,611	12,650,556
Institutional Class
Proceeds from Shares issued	1,019,154	10,518,297	4,586,557	51,827,041	560,307	30,881,474	1,139,671	73,216,877
Reinvestment of distributions	36,544	373,474	102,953	1,154,181	—	—	26,163	1,671,930
Cost of Shares redeemed	(501,525)	(5,127,214)	(4,708,529)	(52,950,565)	(558,642)	(30,952,380)	(1,117,980)	(72,693,521)
Change from Institutional Class Share Transactions	554,173	5,764,557	(19,019)	30,657	1,665	(70,906)	47,854	2,195,286
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	(4,178,248)	$(42,628,564)	9,003,530	$103,096,464	(611,538)	$(33,478,568)	194,967	$11,900,180
^	The September 30, 2022 and March 31, 2022 Class C share amounts relating to Proceeds from Shares issued, Reinvestment of distributions, Cost of Shares redeemed, and Change from Class C Share Transactions as well as Change from Share transactions were updated to reflect the effect of a 1 for 0.670946 and 1 for 0.466797 reverse stock split for Class C shares of the Growth Opportunities Fund and the Mid Cap Growth Fund, respectively, on October 14, 2022 (See Note 9 in the Notes to Financial Statements).
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Growth Opportunities Fund^				Touchstone Mid Cap Growth Fund^
For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022		For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

17,685	$593,312	116,102	$5,145,067	794,139	$23,364,643	609,620	$22,987,724
—	—	235,351	9,694,083	—	—	1,172,612	43,046,572
(68,342)	(2,278,757)	(157,163)	(6,656,749)	(797,880)	(23,360,487)	(1,648,188)	(65,483,714)
(50,657)	(1,685,445)	194,290	8,182,401	(3,741)	4,156	134,044	550,582

3,580	116,080	3,751	158,216	24,294	757,230	119,599	4,681,124
—	—	9,197	380,795	—	—	133,006	4,912,253
(2,480)	(81,233)	(8,953)	(417,551)	(58,321)	(1,809,684)	(160,628)	(6,896,222)
1,100	34,847	3,995	121,460	(34,027)	(1,052,454)	91,977	2,697,155

109,272	3,832,594	62,537	2,694,760	3,303,102	104,502,173	3,105,793	124,588,934
—	—	100,436	4,383,031	—	—	2,372,638	92,627,783
(151,847)	(5,115,626)	(245,530)	(10,959,478)	(2,373,448)	(73,559,684)	(3,743,224)	(153,939,239)
(42,575)	(1,283,032)	(82,557)	(3,881,687)	929,654	30,942,489	1,735,207	63,277,478

356,595	12,907,665	418,535	18,866,379	2,953,230	90,669,940	5,904,177	248,082,533
—	—	250,571	11,185,510	—	—	946,844	37,513,952
(437,452)	(15,978,067)	(540,597)	(24,601,278)	(2,340,913)	(72,216,978)	(10,207,590)	(421,663,326)
(80,857)	(3,070,402)	128,509	5,450,611	612,317	18,452,962	(3,356,569)	(136,066,841)

—	—	—	—	1,075,192	34,052,842	3,279,068	128,766,328
—	—	—	—	—	—	103,297	4,098,831
—	—	—	—	(696,844)	(22,055,831)	(510,052)	(19,015,216)
—	—	—	—	378,348	11,997,011	2,872,313	113,849,943
(172,989)	$(6,004,032)	244,237	$9,872,785	1,882,551	$60,344,164	1,476,972	$44,308,317

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Non-US ESG Equity Fund^				Touchstone Sands Capital Emerging Markets Growth Fund
	For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022		For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022(A)
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A(C)
Proceeds from Shares issued	175,813	$3,666,585	432,087	$11,322,133	448,985	$6,023,045	932,246	$19,378,943
Proceeds from Shares issued in connection with reorganization	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	2,136,876	52,709,823	—	—	18,043	338,842
Cost of Shares redeemed	(888,460)	(18,376,039)	(1,705,650)	(44,459,413)	(407,447)	(5,500,384)	(650,702)	(13,094,200)
Shares issued (reacquired) upon automatic conversion	—	—	—	—	—	—	—	—
Change from Class A Share Transactions	(712,647)	(14,709,454)	863,313	19,572,543	41,538	522,661	299,587	6,623,585
Class B(C)
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Share conversion in connection with reorganization	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Shares issued (reacquired) upon automatic conversion	—	—	—	—	—	—	—	—
Change from Class B Share Transactions	—	—	—	—	—	—	—	—
Class C
Proceeds from Shares issued	3,943	84,292	19,427	516,469	36,790	494,683	247,366	5,076,527
Proceeds from Shares issued in connection with reorganization	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	30,652	754,402	—	—	5,585	103,264
Cost of Shares redeemed	(44,517)	(908,648)	(98,401)	(2,672,085)	(88,037)	(1,164,579)	(121,471)	(2,287,859)
Shares issued (reacquired) upon automatic conversion	—	—	—	—	—	—	—	—
Change from Class C Share Transactions	(40,574)	(824,356)	(48,322)	(1,401,214)	(51,247)	(669,896)	131,480	2,891,932
Class Y(D)
Proceeds from Shares issued	367,784	7,890,055	1,119,047	30,099,850	16,923,772	232,479,222	48,172,669	986,485,910
Proceeds from Shares issued in connection with reorganization	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	684,123	17,627,865	—	—	1,333,117	25,169,244
Cost of Shares redeemed	(1,397,097)	(29,405,395)	(2,065,129)	(56,169,100)	(38,339,508)	(517,862,933)	(42,471,629)	(813,009,608)
Change from Class Y Share Transactions	(1,029,313)	(21,515,340)	(261,959)	(8,441,385)	(21,415,736)	(285,383,711)	7,034,157	198,645,546
Institutional Class
Proceeds from Shares issued	734,355	14,993,172	55,768	1,586,151	13,055,736	179,069,167	43,802,336	910,162,747
Reinvestment of distributions	—	—	36,893	951,899	—	—	1,433,905	27,215,524
Cost of Shares redeemed	(651,426)	(13,343,062)	(176,204)	(4,994,285)	(17,636,774)	(245,294,973)	(99,672,313)	(2,063,656,334)
Change from Institutional Class Share Transactions	82,929	1,650,110	(83,543)	(2,456,235)	(4,581,038)	(66,225,806)	(54,436,072)	(1,126,278,063)
Class R6
Proceeds from Shares issued	—	—	—	—	12,968,511	180,202,552	81,005,724	1,661,844,627
Reinvestment of distributions	—	—	—	—	—	—	131,400	2,492,653
Cost of Shares redeemed	—	—	—	—	(28,331,001)	(395,185,123)	(11,013,749)	(202,885,847)
Change from Class R6 Share Transactions	—	—	—	—	(15,362,490)	(214,982,571)	70,123,375	1,461,451,433
Change from Share Transactions	(1,699,605)	$(35,399,040)	469,489	$7,273,709	(41,368,973)	$(566,739,323)	23,152,527	$543,334,433
^	The September 30, 2022 and March 31, 2022 Class C share amounts relating to Proceeds from Shares issued, Reinvestment of distributions, Cost of Shares redeemed, and Change from Class C Share Transactions as well as Change from Share transactions were updated to reflect the effect of a 1 for 0.801806 reverse stock split for Class C shares of the Non-US ESG Equity Fund on October 14, 2022 (See Note 9 in the Notes to Financial Statements).
(A)	Represents the period from commencement of operations (April 26, 2021) through March 31, 2022 for Class R6.
(B)	Represents the period from commencement of operations (July 19, 2021) through March 31, 2022 for Institutional Class.
(C)	Effective July 16, 2021, Class B shares of the AIG Strategic Bond Fund were reorganized into Class A shares of the Touchstone Strategic Income Opportunities Fund.
(D)	Effective July 16, 2021, Class W shares of the AIG Strategic Bond Fund were reorganized into Class Y shares of the Touchstone Strategic Income Opportunities Fund.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Strategic Income Opportunities Fund
For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022(B)
Shares	Dollars	Shares	Dollars

1,663,748	$5,164,533	4,815,857	$16,755,101
—	—	26,968,139	94,970,590
817,057	2,487,876	1,239,383	4,277,504
(7,072,834)	(21,701,911)	(28,766,399)	(100,196,298)
—	—	—	—
(4,592,029)	(14,049,502)	4,256,980	15,806,897

—	—	27,227	94,973
—	—	22,614	79,292
—	—	(3,685,534)	(12,956,491)
—	—	(423,691)	(1,483,312)
—	—	—	—
—	—	(4,059,384)	(14,265,538)

90,588	283,069	394,276	1,380,604
—	—	9,310,842	32,869,573
137,278	419,832	183,496	634,467
(3,279,347)	(10,187,142)	(8,410,971)	(29,216,271)
—	—	—	—
(3,051,481)	(9,484,241)	1,477,643	5,668,373

1,130,614	3,475,450	7,611,638	26,407,679
—	—	26,820,573	94,266,176
415,819	1,264,463	794,450	2,740,342
(7,602,554)	(23,438,825)	(42,985,020)	(149,585,379)
(6,056,121)	(18,698,912)	(7,758,359)	(26,171,182)

—	—	84,145	293,419
1,662	5,050	1,194	4,036
(13,257)	(40,689)	(4,649)	(15,982)
(11,595)	(35,639)	80,690	281,473

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(13,711,226)	$(42,268,294)	(6,002,430)	$(18,679,977)

Financial Highlights
Touchstone Flexible Income Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/18	$10.71	$0.26	$0.11	$0.37	$(0.27)	$ —	$(0.27)	$10.81	3.46%	$136,609	1.06%	1.14%	2.60%	100%(4)
03/31/19	10.81	0.39	(0.01)	0.38	(0.38)	(0.06)	(0.44)	10.75	3.59	110,460	1.04	1.11	3.50	171
03/31/20	10.75	0.34	(0.68)	(0.34)	(0.36)	—	(0.36)	10.05	(3.33)	99,460	1.05	1.14	3.12	136
03/31/21	10.05	0.41	1.16	1.57	(0.41)	(0.10)	(0.51)	11.11	15.72	121,317	1.04	1.09	3.79	103
03/31/22	11.11	0.34	(0.52)	(0.18)	(0.36)	—	(0.36)	10.57	(1.76)	113,880	1.09	1.11	3.05	61
09/30/22(5)	10.57	0.18	(0.69)	(0.51)	(0.16)	—	(0.16)	9.90	(4.86)(6)	106,497	1.11(7)	1.15(7)	3.49(7)	30(6)
Class C
03/31/18	$10.57	$0.20	$0.09	$0.29	$(0.19)	$ —	$(0.19)	$10.67	2.73%	$100,800	1.81%	1.89%	1.85%	100%(4)
03/31/19	10.67	0.30	(0.01)	0.29	(0.30)	(0.06)	(0.36)	10.60	2.77	66,926	1.79	1.86	2.75	171
03/31/20	10.60	0.24	(0.66)	(0.42)	(0.28)	—	(0.28)	9.90	(4.09)	50,767	1.80	1.91	2.37	136
03/31/21	9.90	0.32	1.15	1.47	(0.33)	(0.10)	(0.43)	10.94	14.89	44,389	1.79	1.85	3.04	103
03/31/22	10.94	0.25	(0.51)	(0.26)	(0.28)	—	(0.28)	10.40	(2.52)	37,087	1.84	1.87	2.30	61
09/30/22(5)	10.40	0.13	(0.67)	(0.54)	(0.12)	—	(0.12)	9.74	(5.20)(6)	30,054	1.86(7)	1.92(7)	2.74(7)	30(6)
Class Y
03/31/18	$10.75	$0.31	$0.09	$0.40	$(0.30)	$ —	$(0.30)	$10.85	3.71%	$628,693	0.82%	0.90%	2.84%	100%(4)
03/31/19	10.85	0.42	(0.02)	0.40	(0.41)	(0.06)	(0.47)	10.78	3.75	459,861	0.79	0.84	3.75	171
03/31/20	10.78	0.37	(0.68)	(0.31)	(0.39)	—	(0.39)	10.08	(3.07)	464,910	0.80	0.87	3.37	136
03/31/21	10.08	0.44	1.17	1.61	(0.44)	(0.10)	(0.54)	11.15	16.07	587,810	0.79	0.83	4.04	103
03/31/22	11.15	0.36	(0.53)	(0.17)	(0.38)	—	(0.38)	10.60	(1.61)	661,266	0.84	0.85	3.30	61
09/30/22(5)	10.60	0.19	(0.68)	(0.49)	(0.17)	—	(0.17)	9.94	(4.63)(6)	577,695	0.86(7)	0.89(7)	3.74(7)	30(6)
Institutional Class
03/31/18	$10.74	$0.33	$0.08	$0.41	$(0.31)	$ —	$(0.31)	$10.84	3.81%	$86,578	0.72%	0.86%	2.94%	100%(4)
03/31/19	10.84	0.44	(0.02)	0.42	(0.42)	(0.06)	(0.48)	10.78	3.95	59,138	0.69	0.82	3.85	171
03/31/20	10.78	0.40	(0.70)	(0.30)	(0.40)	—	(0.40)	10.08	(3.02)	25,798	0.70	0.88	3.47	136
03/31/21	10.08	0.45	1.16	1.61	(0.45)	(0.10)	(0.55)	11.14	16.19	36,136	0.69	0.84	4.14	103
03/31/22	11.14	0.37	(0.52)	(0.15)	(0.39)	—	(0.39)	10.60	(1.45)	34,177	0.74	0.84	3.40	61
09/30/22(5)	10.60	0.19	(0.68)	(0.49)	(0.18)	—	(0.18)	9.93	(4.67)(6)	37,533	0.76(7)	0.87(7)	3.84(7)	30(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.04%, 1.04%, 1.04% and 1.06%, for Class C was 1.79%, 1.79%, 1.79% and 1.81%, for Class Y was 0.79%, 0.79%, 0.79% and 0.82% and for Institutional Class was 0.69%, 0.69%, 0.69% and 0.72% for the six months ended September 30,2022, and years ended March 31, 2022, 2020 and 2018, respectively.
(3)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.08%, 1.06%, 1.13% and 1.14%, for Class C was 1.85%, 1.82%, 1.90% and 1.89%, for Class Y was 0.82%, 0.80%, 0.86% and 0.90% and for Institutional Class was 0.80%, 0.79%, 0.87% and 0.86% for the six months ended September 30,2022 and the years ended March 31, 2022, 2020 and 2018, respectively.
(4)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(4)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/18	$41.47	$0.17	$4.02	$4.19	$—	$ (2.73)	$(2.73)	$42.93	10.13%	$167,354	1.20%	1.29%	0.40%	8%(5)
03/31/19	42.93	0.14	1.39	1.53	(0.01)	(1.77)	(1.78)	42.68	3.82	55,399	1.20	1.32	0.32	12
03/31/20	42.68	0.14	(3.56)	(3.42)	(0.10)	(2.71)	(2.81)	36.45	(9.14)	27,889	1.20(6)	1.19	0.31	13
03/31/21	36.45	(0.02)	24.92	24.90	—	(2.92)	(2.92)	58.43	69.38	48,419	1.22	1.22	(0.05)	18(5)
03/31/22	58.43	(0.10)	5.72	5.62	(0.03)	(3.64)	(3.67)	60.38	9.38	53,028	1.15	1.15	(0.17)	14(5)
09/30/22(7)	60.38	0.01	(12.01)	(12.00)	—	—	—	48.38	(19.87)(8)	39,476	1.18(9)	1.18(9)	0.03(9)	2(5)(8)
Class C
03/31/18	$39.90	$(0.14)	$3.86	$3.72	$—	$ (2.73)	$(2.73)	$40.89	9.34%	$41,635	1.94%	1.94%	(0.34)%	8%(5)
03/31/19	40.89	(0.18)	1.32	1.14	—	(1.77)	(1.77)	40.26	3.03	33,875	1.95	1.95	(0.43)	12
03/31/20	40.26	(0.18)	(3.31)	(3.49)	—	(2.71)	(2.71)	34.06	(9.80)	21,961	1.95	1.98	(0.44)	13
03/31/21	34.06	(0.36)	23.19	22.83	—	(2.92)	(2.92)	53.97	68.10	25,241	1.96	1.96	(0.79)	18(5)
03/31/22	53.97	(0.53)	5.30	4.77	—	(3.64)	(3.64)	55.10	8.58	20,147	1.91	1.91	(0.92)	14(5)
09/30/22(7)	55.10	(0.19)	(10.93)	(11.12)	—	—	—	43.98	(20.18)(8)	13,722	1.96(9)	1.97(9)	(0.75)(9)	2(5)(8)
Class Y
03/31/18	$42.21	$0.31	$4.08	$4.39	$(0.37)	$ (2.73)	$(3.10)	$43.50	10.43%	$972,273	0.91%	0.91%	0.69%	8%(5)
03/31/19	43.50	0.27	1.39	1.66	(0.27)	(1.77)	(2.04)	43.12	4.13	879,704	0.91	0.91	0.61	12
03/31/20	43.12	0.26	(3.58)	(3.32)	(0.27)	(2.71)	(2.98)	36.82	(8.86)	680,934	0.91	0.91	0.60	13
03/31/21	36.82	0.13	25.21	25.34	(0.14)	(2.92)	(3.06)	59.10	69.89	1,058,713	0.91	0.91	0.27	18(5)
03/31/22	59.10	0.08	5.80	5.88	(0.12)	(3.64)	(3.76)	61.22	9.71	1,108,883	0.86	0.86	0.12	14(5)
09/30/22(7)	61.22	0.09	(12.19)	(12.10)	—	—	—	49.12	(19.76)(8)	865,396	0.89(9)	0.89(9)	0.32(9)	2(5)(8)
Institutional Class
03/31/18	$42.38	$0.34	$4.11	$4.45	$(0.42)	$ (2.73)	$(3.15)	$43.68	10.54%	$22,556	0.83%	0.92%	0.77%	8%(5)
03/31/19	43.68	0.30	1.39	1.69	(0.30)	(1.77)	(2.07)	43.30	4.20	29,382	0.83	0.92	0.69	12
03/31/20	43.30	0.30	(3.60)	(3.30)	(0.31)	(2.71)	(3.02)	36.98	(8.79)	15,267	0.83	0.92	0.68	13
03/31/21	36.98	0.16	25.33	25.49	(0.17)	(2.92)	(3.09)	59.38	70.00	15,323	0.85	0.94	0.32	18(5)
03/31/22	59.38	0.09	5.84	5.93	(0.13)	(3.64)	(3.77)	61.54	9.75	18,825	0.84	0.88	0.15	14(5)
09/30/22(7)	61.54	0.10	(12.25)	(12.15)	—	—	—	49.39	(19.74)(8)	15,192	0.84(9)	0.92(9)	0.37(9)	2(5)(8)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.17%, 1.14% and 1.20%, for Class C was 1.95%, 1.90% and 1.94%, for Class Y was 0.88%, 0.85% and 0.89% and for Institutional Class was 0.83%, 0.83% and 0.83% for the six months ended September 30, 2022 and for the years ended March 31, 2022 and 2021, respectively.
(4)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.17%, 1.14% and 1.20%, for Class C was 1.96%, 1.90% and 1.94%, for Class Y was 0.88%, 0.85% and 0.89% and for Institutional Class was 0.91%, 0.87% and 0.92% for the six months ended September 30, 2022 and years ended March 31, 2022 and 2021, respectively.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(6)	Net expenses include amounts recouped by the Advisor.
(7)	Unaudited.
(8)	Not annualized.
(9)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Growth Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/18	$30.20	$(0.11)	$5.89	$5.78	$—	$ (3.19)	$(3.19)	$32.79	19.51%	$39,901	1.24%	1.38%	(0.32)%	86%
03/31/19	32.79	(0.05)	3.10	3.05	—	(3.13)	(3.13)	32.71	10.40	42,404	1.24	1.37	(0.17)	94(4)
03/31/20	32.71	(0.04)	0.99	0.95	—	(5.72)	(5.72)	27.94	0.63	37,150	1.25	1.41	(0.12)	101(4)
03/31/21	27.94	(0.20)	17.44	17.24	—	(4.11)	(4.11)	41.07	62.56	56,877	1.24	1.34	(0.55)	65
03/31/22	41.07	(0.21)(5)	4.97	4.76	—	(7.19)	(7.19)	38.64	10.48	61,006	1.25	1.31	(0.48)	47(4)
09/30/22(6)	38.64	(0.03)(5)	(8.98)	(9.01)	—	—	—	29.63	(23.27)(7)	45,281	1.27(8)	1.38(8)	(0.21)(8)	23(4)(7)
Class C
03/31/18^	$38.16	$(0.43)	$7.39	$6.96	$—	$ (4.75)	$(4.75)	$40.37	18.65%	$8,680	1.99%	2.29%	(1.07)%	86%
03/31/19^	40.37	(0.73)	4.05	3.32	—	(4.67)	(4.67)	39.02	9.54	3,863	1.99	2.32	(0.92)	94(4)
03/31/20^	39.02	(0.34)	1.43	1.09	—	(8.53)	(8.53)	31.58	(0.09)	2,724	2.00	2.61	(0.87)	101(4)
03/31/21^	31.58	(1.15)	20.17	19.02	—	(6.13)	(6.13)	44.47	61.29	1,853	1.99	2.70	(1.30)	65
03/31/22^	44.47	(0.57)(5)	5.57	5.00	—	(10.72)	(10.72)	38.75	9.64	1,769	2.00	2.64	(1.23)	47(4)
09/30/22^(6)	38.75	(0.16)(5)	(8.99)	(9.15)	—	—	—	29.60	(23.55)(7)	1,384	2.02(8)	2.88(8)	(0.96)(8)	23(4)(7)
Class Y
03/31/18	$30.87	$(0.02)	$6.03	$6.01	$—	$ (3.19)	$(3.19)	$33.69	19.80%	$47,554	0.99%	1.07%	(0.07)%	86%
03/31/19	33.69	0.03	3.19	3.22	—	(3.13)	(3.13)	33.78	10.67	43,703	0.99	1.08	0.08	94(4)
03/31/20	33.78	0.04	1.01	1.05	—	(5.72)	(5.72)	29.11	0.92	26,610	1.00	1.14	0.13	101(4)
03/31/21	29.11	(0.12)	18.20	18.08	—	(4.11)	(4.11)	43.08	62.93	30,742	0.99	1.13	(0.30)	65
03/31/22	43.08	(0.11)(5)	5.19	5.08	—	(7.19)	(7.19)	40.97	10.75	25,851	1.00	1.10	(0.23)	47(4)
09/30/22(6)	40.97	0.01(5)	(9.52)	(9.51)	—	—	—	31.46	(23.17)(7)	18,509	1.02(8)	1.17(8)	0.04(8)	23(4)(7)
Institutional Class
03/31/18	$31.16	$0.01	$6.10	$6.11	$—	$ (3.19)	$(3.19)	$34.08	19.94%	$185,831	0.89%	1.01%	0.03%	86%
03/31/19	34.08	0.09	3.21	3.30	(0.03)	(3.13)	(3.16)	34.22	10.79	71,406	0.89	1.01	0.18	94(4)
03/31/20	34.22	0.06	1.02	1.08	—	(5.72)	(5.72)	29.58	1.00	96,361	0.90	1.05	0.23	101(4)
03/31/21	29.58	(0.06)	18.49	18.43	—	(4.11)	(4.11)	43.90	63.13	71,461	0.89	1.03	(0.20)	65
03/31/22	43.90	(0.06)(5)	5.27	5.21	—	(7.19)	(7.19)	41.92	10.84	73,624	0.90	1.02	(0.13)	47(4)
09/30/22(6)	41.92	0.03(5)	(9.75)	(9.72)	—	—	—	32.20	(23.14)(7)	53,953	0.92(8)	1.07(8)	0.14(8)	23(4)(7)
^	Updated to reflect the effect of a 1 for 0.670946 reverse stock split for Class C shares on October 14, 2022 (See Note 9 in the Notes to Financial Statements). All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.24%, 1.24% and 1.24%, for Class C was 1.99%, 1.99% and 1.99%, for Class Y was 0.99%, 0.99% and 0.99% and for Institutional Class was 0.89%, 0.89% and 0.89% for the six months ended September 30, 2022 and the years ended March 31, 2022 and 2020, respectively.
(3)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.35%, 1.30% and 1.40%, for Class C was 2.85%, 2.63% and 2.60%, for Class Y was 1.14%,1.09% and 1.13% and for Institutional Class was 1.04% 1.01% and 1.04% for the six months ended September 30,2022 and the years ended March 31, 2022 and 2020, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	The net investment income (loss) per share was based on average shares outstanding for the period.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/18	$25.91	$(0.08)(4)	$4.95	$4.87	$—	$ (2.73)	$(2.73)	$28.05	19.28%	$218,727	1.29%	1.29%	(0.29)%	76%
03/31/19	28.05	(0.09)	3.36	3.27	—	(2.06)	(2.06)	29.26	12.77	262,492	1.27	1.27	(0.35)	71
03/31/20	29.26	(0.07)	(2.06)	(2.13)	(0.01)	(2.23)	(2.24)	24.89	(8.78)	234,307	1.25	1.25	(0.24)	82
03/31/21	24.89	(0.28)	15.64	15.36	—	(2.54)	(2.54)	37.71	61.98	322,432	1.23	1.23	(0.75)	65(5)
03/31/22	37.71	(0.26)(4)	3.44	3.18	—	(6.37)	(6.37)	34.52	7.43	299,763	1.21	1.21	(0.65)	60(5)
09/30/22(6)	34.52	(0.04)(4)	(8.50)	(8.54)	—	—	—	25.98	(24.74)(7)	225,540	1.24(8)	1.24(8)	(0.26)(8)	28(5)(7)
Class C
03/31/18^	$38.22	$(0.43)(4)	$7.20	$6.77	$—	$ (5.85)	$(5.85)	$39.14	18.38%	$90,502	2.04%	2.04%	(1.04)%	76%
03/31/19^	39.14	(1.05)	5.06	4.01	—	(4.41)	(4.41)	38.74	11.91	32,831	2.04	2.04	(1.12)	71
03/31/20^	38.74	(0.69)	(2.08)	(2.77)	—	(4.78)	(4.78)	31.19	(9.55)	20,918	2.07	2.07	(1.06)	82
03/31/21^	31.19	(1.67)	20.46	18.79	—	(5.44)	(5.44)	44.54	60.65	18,939	2.07	2.07	(1.59)	65(5)
03/31/22^	44.54	(0.64)(4)	4.39	3.75	—	(13.65)	(13.65)	34.64	6.53	17,918	2.04	2.04	(1.48)	60(5)
09/30/22^(6)	34.64	(0.17)(4)	(8.51)	(8.68)	—	—	—	25.96	(25.05)(7)	12,546	2.09(8)	2.09(8)	(1.11)(8)	28(5)(7)
Class Y
03/31/18	$26.70	$(0.01)(4)	$5.11	$5.10	$—	$ (2.73)	$(2.73)	$29.07	19.62%	$375,617	1.02%	1.02%	(0.02)%	76%
03/31/19	29.07	(0.03)	3.52	3.49	—	(2.06)	(2.06)	30.50	13.05	452,407	1.02	1.02	(0.10)	71
03/31/20	30.50	(—)(9)	(2.17)	(2.17)	(0.06)	(2.23)	(2.29)	26.04	(8.58)	424,403	1.01	1.01	(—)(9)	82
03/31/21	26.04	(0.18)	16.36	16.18	—	(2.54)	(2.54)	39.68	62.40	641,218	0.99	0.99	(0.52)	65(5)
03/31/22	39.68	(0.18)(4)	3.59	3.41	—	(6.37)	(6.37)	36.72	7.65	657,182	0.99	0.99	(0.43)	60(5)
09/30/22(6)	36.72	(0.01)(4)	(9.04)	(9.05)	—	—	—	27.67	(24.65)(7)	520,963	1.01(8)	1.01(8)	(0.04)(8)	28(5)(7)
Institutional Class
03/31/18	$26.90	$(—)(4)(9)	$5.15	$5.15	$—	$ (2.73)	$(2.73)	$29.32	19.62%	$95,176	0.99%	0.99%	0.01%	76%
03/31/19	29.32	(0.01)	3.54	3.53	—	(2.06)	(2.06)	30.79	13.10	349,865	0.97(10)	0.97	(0.06)	71
03/31/20	30.79	0.01	(2.18)	(2.17)	(0.07)	(2.23)	(2.30)	26.32	(8.49)	357,769	0.94	0.94	0.06	82
03/31/21	26.32	(0.20)	16.58	16.38	—	(2.54)	(2.54)	40.16	62.50	381,463	0.91	0.92	(0.44)	65(5)
03/31/22	40.16	(0.14)(4)	3.64	3.50	—	(6.37)	(6.37)	37.29	7.79	229,028	0.88	0.91	(0.32)	60(5)
09/30/22(6)	37.29	0.02(4)	(9.19)	(9.17)	—	—	—	28.12	(24.59)(7)	189,934	0.87(8)	0.96(8)	0.11(8)	28(5)(7)
Class R6
03/31/20(11)	$35.72(12)	$(—)(9)	$(9.40)	$(9.40)	$—	$ —	$—	$26.32	(26.32)%(7)	$2	0.89%(8)	1,279.20%(8)	(0.02)%(8)	82%
03/31/21	26.32	(0.11)	16.51	16.40	—	(2.54)	(2.54)	40.18	62.58	4,603	0.85	1.47	(0.37)	65(5)
03/31/22	40.18	(0.09)(4)	3.63	3.54	—	(6.37)	(6.37)	37.35	7.89	111,561	0.79	0.88	(0.23)	60(5)
09/30/22(6)	37.35	0.03(4)	(9.20)	(9.17)	—	—	—	28.18	(24.55)(7)	94,830	0.78(8)	0.89(8)	0.20(8)	28(5)(7)
^	Updated to reflect the effect of a 1 for 0.466797 reverse stock split for Class C shares on October 14, 2022 (See Note 9 in the Notes to Financial Statements). All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.23%, 1.19% and 1.22%, for Class C was 2.08%, 2.02% and 2.06%, for Class Y was 1.00%, 0.97% and 0.98%, for Institutional Class was 0.86% 0.86% and 0.90% and for Class R6 was 0.77%, 0.77% and 0.84% for the six months ended September 30,2022 and the years March 31, 2022 and 2021, respectively.
(3)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.23%, 1.19% and 1.22%, for Class C was 2.08%, 2.02% and 2.06%, for Class Y was 1.00%, 0.97% and 0.98%, for Institutional Class was 0.95% 0.89% and 0.91%, and for Class R6 was 0.88%, 0.86% and 1.46% for the six months ended September 30,2022 and the years ended March 31, 2022 and 2021, respectively.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Less than $0.005 per share or 0.005%.
(10)	Net expenses include amounts recouped by the Advisor.
(11)	Represents the period from commencement of operations (February 10, 2020) through March 31, 2020.
(12)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on February 10, 2020.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Non-US ESG Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/18	$21.52	$0.03	$3.37	$3.40	$(0.17)	$ (2.74)	$(2.91)	$22.01	15.57%	$485,413	1.19%	1.22%	0.58%	72%(4)
03/31/19	22.01	0.15	(0.29)	(0.14)	(0.17)	(1.76)	(1.93)	19.94	(0.37)	445,608	1.17	1.17	0.70	40
03/31/20	19.94	0.17(5)	(2.78)	(2.61)	(0.15)	(0.34)	(0.49)	16.84	13.61	347,021	1.17	1.18	0.84	60
03/31/21	16.84	0.14(5)	9.26	9.40	(0.08)	—	(0.08)	26.16	55.86	496,574	1.12	1.12	0.63	62
03/31/22	26.16	0.18	(0.27)	(0.09)	(0.23)	(2.78)	(3.01)	23.06	(0.98)	457,750	1.09	1.09	0.74	32
09/30/22(6)	23.06	0.14	(5.42)	(5.28)	—	—	—	17.78	(22.90)(7)	340,200	1.16(8)	1.16(8)	1.32(8)	87(7)(9)
Class C
03/31/18^	$23.22	$(0.06)	$3.56	$3.50	$—	$ (3.42)	$(3.42)	$23.30	14.75%	$37,513	1.99%	2.05%	(0.23)%	72%(4)
03/31/19^	23.30	(0.07)	(0.26)	(0.33)	—	(2.20)	(2.20)	20.77	(1.18)	14,926	1.99	2.03	(0.12)	40
03/31/20^	20.77	—(5)(10)	(2.88)	(2.88)	(0.05)	(0.42)	(0.47)	17.42	(14.34)	8,099	1.99	2.14	0.02	60
03/31/21^	17.42	(0.05)(5)	9.56	9.51	—	—	—	26.93	54.55	7,782	1.99	2.14	(0.24)	62
03/31/22^	26.93	(0.04)	(0.25)	(0.29)	(0.05)	(3.47)	(3.52)	23.13	(1.85)	5,565	1.99	2.10	(0.16)	32
09/30/22^(6)	23.13	0.07	(5.44)	(5.37)	—	—	—	17.76	(23.19)(7)	3,552	1.99(8)	2.24(8)	0.50(8)	87(7)(9)
Class Y
03/31/18	$22.11	$0.16	$3.41	$3.57	$(0.19)	$ (2.74)	$(2.93)	$22.75	15.90%	$189,837	0.94%	0.99%	0.82%	72%(4)
03/31/19	22.75	0.21	(0.31)	(0.10)	(0.23)	(1.76)	(1.99)	20.66	(0.09)	207,080	0.90	0.93	0.97	40
03/31/20	20.66	0.24(5)	(2.88)	(2.64)	(0.20)	(0.34)	(0.54)	17.48	(13.37)	136,239	0.90	0.94	1.11	60
03/31/21	17.48	0.20(5)	9.62	9.82	(0.14)	—	(0.14)	27.16	56.22	182,806	0.90	0.93	0.85	62
03/31/22	27.16	0.25	(0.28)	(0.03)	(0.28)	(2.78)	(3.06)	24.07	(0.74)	155,664	0.90	0.90	0.93	32
09/30/22(6)	24.07	0.20	(5.69)	(5.49)	—	—	—	18.58	(22.81)(7)	101,033	0.91(8)	0.94(8)	1.57(8)	87(7)(9)
Institutional Class
03/31/18	$22.13	$0.20	$3.38	$3.58	$(0.20)	$ (2.74)	$(2.94)	$22.77	15.95%	$42,196	0.89%	1.01%	0.87%	72%(4)
03/31/19	22.77	0.22	(0.32)	(0.10)	(0.23)	(1.76)	(1.99)	20.68	(0.10)	44,382	0.89	0.93	0.98	40
03/31/20	20.68	0.24(5)	(2.88)	(2.64)	(0.20)	(0.34)	(0.54)	17.50	(13.35)	21,739	0.89	0.95	1.12	60
03/31/21	17.50	0.19(5)	9.64	9.83	(0.13)	—	(0.13)	27.20	56.21	13,271	0.89	0.97	0.86	62
03/31/22	27.20	0.29	(0.32)	(0.03)	(0.28)	(2.78)	(3.06)	24.11	(0.74)	9,747	0.89	0.94	0.94	32
09/30/22(6)	24.11	0.13	(5.63)	(5.50)	—	—	—	18.61	(22.81)(7)	9,067	0.90(8)	1.00(8)	1.59(8)	87(7)(9)
^	Updated to reflect the effect of a 1 for 0.801806 reverse stock split for Class C shares on October 14, 2022 (See Note 9 in the Notes to Financial Statements). All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.15%, for Class C was 1.98%, for Class Y was 0.90%, for Institutional Class was 0.89% for the six months ended September 30, 2022.
(3)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.15%, for Class C was 2.23%, for Class Y was 0.93%, for Institutional Class was 0.99% for the six months ended September 30, 2022.
(4)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Sustainable Core Opportunities Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.
(5)	The net investment income (loss) per share was based on average shares outstanding for the period.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(10)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Emerging Markets Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/19(2)	$11.21(3)	$(0.01)	$1.95	$1.94	$—	$—	$13.15	17.31%(4)	$1,349	1.60%(5)	4.89%(5)	(0.94)%(5)	31%
03/31/20	13.15	0.05(6)	(1.77)	(1.72)	(0.07)	(0.07)	11.36	(13.19)	2,897	1.60	2.62	0.35	20
03/31/21	11.36	(0.13)	10.02	9.89	—	—	21.25	87.06	20,369	1.60	1.77	(1.22)	27
03/31/22	21.25	(0.21)	(5.07)	(5.28)	(0.32)	(0.32)	15.65	(25.16)	19,694	1.60	1.60	(1.03)	28(7)
09/30/22(8)	15.65	(0.04)(6)	(3.44)	(3.48)	—	—	12.17	(22.19)(4)	15,812	1.60(5)	1.64(5)	(0.61)(5)	17(4)(7)
Class C
03/31/19(2)	$11.21(3)	$(0.04)	$1.94	$1.90	$—	$—	$13.11	16.95%(4)	$59	2.35%(5)	57.88%(5)	(1.69)%(5)	31%
03/31/20	13.11	(0.05)(6)	(1.75)	(1.80)	(0.05)	(0.05)	11.26	(13.81)	1,135	2.35	5.24	(0.40)	20
03/31/21	11.26	(0.14)	9.79	9.65	—	—	20.91	85.70	9,637	2.35	2.82	(1.97)	27
03/31/22	20.91	(0.35)	(4.99)	(5.34)	(0.20)	(0.20)	15.37	(25.69)	9,107	2.35	2.46	(1.78)	28(7)
09/30/22(8)	15.37	(0.09)(6)	(3.38)	(3.47)	—	—	11.90	(22.51)(4)	6,442	2.35(5)	2.55(5)	(1.36)(5)	17(4)(7)
Class Y
03/31/18	$10.70	$(0.06)	$2.92	$2.86	$—	$—	$13.56	26.82%	$207,209	1.47%	1.49%	(0.73)%	27%
03/31/19	13.56	(0.03)	(0.37)	(0.40)	—	—	13.16	(3.02)	318,093	1.35(9)	1.35	(0.45)	31
03/31/20	13.16	0.08(6)	(1.77)	(1.69)	(0.09)	(0.09)	11.38	(12.96)	423,992	1.33(9)	1.31	0.62	20
03/31/21	11.38	(0.11)	10.09	9.98	—	—	21.36	87.71	1,460,473	1.26	1.26	(0.88)	27
03/31/22	21.36	(0.17)	(5.08)	(5.25)	(0.37)	(0.37)	15.74	(24.89)	1,186,957	1.29	1.29	(0.71)	28(7)
09/30/22(8)	15.74	(0.02)(6)	(3.47)	(3.49)	—	—	12.25	(22.12)(4)	661,522	1.34(5)	1.34(5)	(0.35)(5)	17(4)(7)
Institutional Class
03/31/18	$10.73	$(0.06)	$2.94	$2.88	$—	$—	$13.61	26.84%	$374,452	1.37%	1.41%	(0.63)%	27%
03/31/19	13.61	(0.03)	(0.37)	(0.40)	—	—	13.21	(2.94)	524,670	1.25	1.27	(0.35)	31
03/31/20	13.21	0.09(6)	(1.77)	(1.68)	(0.10)	(0.10)	11.43	(12.87)	883,508	1.25(9)	1.24	0.70	20
03/31/21	11.43	(0.11)	10.15	10.04	—	—	21.47	87.79	2,867,373	1.21(9)	1.20	(0.83)	27
03/31/22	21.47	(0.29)	(4.97)	(5.26)	(0.38)	(0.38)	15.83	(24.81)	1,252,461	1.20	1.20	(0.62)	28(7)
09/30/22(8)	15.83	(0.02)(6)	(3.49)	(3.51)	—	—	12.32	(22.06)(4)	918,826	1.24(5)	1.24(5)	(0.25)(5)	17(4)(7)
Class R6
03/31/22(10)	$22.37	$0.15	$(6.31)	$(6.16)	$(0.38)	$(0.38)	$15.83	(27.85)%(4)	$1,109,805	1.17%(5)	1.17%(5)	(0.59)%(5)	28%(7)
09/30/22(8)	15.83	(0.01)(6)	(3.49)	(3.50)	—	—	12.33	(22.06)(4)	675,077	1.18(5)	1.18(5)	(0.19)(5)	17(4)(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Represents the period from commencement of operations (November 16, 2018) through March 31, 2019.
(3)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on November 16, 2018.
(4)	Not annualized.
(5)	Annualized.
(6)	The net investment income (loss) per share was based on average shares outstanding for the period.
(7)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(8)	Unaudited.
(9)	Net expenses include amounts recouped by the Advisor.
(10)	Represents the period from commencement of operations (April 26, 2021) through March 31, 2022.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Strategic Income Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/18	$3.40	$0.11	$(0.03)	$0.08	$(0.10)	$(0.10)	$3.38	2.41%	$196,712	1.33%	1.33%	3.15%	149%
03/31/19	3.38	0.13	(0.04)	0.09	(0.16)	(0.16)	3.31	2.86	153,979	1.14	1.37	3.89	123
03/31/20	3.31	0.11	(0.15)	(0.04)	(0.12)	(0.12)	3.15	(1.37)	143,815	1.10	1.37	3.14	85
03/31/21	3.15	0.10	0.33	0.43	(0.11)	(0.11)	3.47	13.87	173,600	1.10	1.37	2.91	111
03/31/22	3.47	0.08	(0.19)	(0.11)	(0.09)	(0.09)	3.27	(3.22)	177,574	1.03	1.14	2.38	155(3)
09/30/22(4)	3.27	0.06	(0.41)	(0.35)	(0.06)	(0.06)	2.86	(10.86)(5)	142,249	1.00(6)	1.11(6)	3.69(6)	37(5)
Class C
03/31/18	$3.41	$0.09	$(0.03)	$0.06	$(0.08)	$(0.08)	$3.39	1.75%	$71,103	1.98%	1.98%	2.50%	149%
03/31/19	3.39	0.11	(0.04)	0.07	(0.14)	(0.14)	3.32	2.18	52,782	1.81	2.04	3.22	123
03/31/20	3.32	0.08	(0.14)	(0.06)	(0.10)	(0.10)	3.16	(2.04)	49,730	1.78	2.05	2.47	85
03/31/21	3.16	0.08	0.33	0.41	(0.09)	(0.09)	3.48	13.11	39,402	1.78	2.05	2.26	111
03/31/22	3.48	0.06	(0.20)	(0.14)	(0.06)	(0.06)	3.28	(4.03)	42,046	1.74	1.88	1.62	155(3)
09/30/22(4)	3.28	0.05	(0.41)	(0.36)	(0.05)	(0.05)	2.87	(11.16)(5)	28,029	1.71(6)	1.90(6)	2.98(6)	37(5)
Class Y
03/31/18	$3.39	$0.11	$(0.02)	$0.09	$(0.11)	$(0.11)	$3.37	2.65%	$70,239	1.14%	1.14%	3.34%	149%
03/31/19	3.37	0.14	(0.03)	0.11	(0.17)	(0.17)	3.31	3.38	52,676	0.94	1.17	4.06	123
03/31/20	3.31	0.11	(0.14)	(0.03)	(0.13)	(0.13)	3.15	(1.16)	89,806	0.91	1.18	3.28	85
03/31/21	3.15	0.10	0.33	0.43	(0.12)	(0.12)	3.46	13.77	140,047	0.90	1.17	3.08	111
03/31/22(7)	3.46	0.09	(0.19)	(0.10)	(0.10)	(0.10)	3.26	(2.97)	106,650	0.79	0.91	2.62	155(3)
09/30/22(4)	3.26	0.06	(0.41)	(0.35)	(0.06)	(0.06)	2.85	(10.77)(5)	76,019	0.75(6)	0.88(6)	3.94(6)	37(5)
Institutional Class
03/31/22(8)	$3.50	$0.06	$(0.23)	$(0.17)	$(0.07)	$(0.07)	$3.26	(4.94)%(5)	$263	0.65%(6)	3.91%(6)	2.56%(6)	155%(3)
09/30/22(4)	3.26	0.06	(0.40)	(0.34)	(0.07)	(0.07)	2.85	(10.67)(5)	197	0.65(6)	3.82(6)	4.04(6)	37(5)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG Flexible Credit Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Effective July 16, 2021, Class W shares of the AIG Strategic Bond Fund were reorganized into Class Y shares of the Touchstone Strategic Income Opportunities Fund.
(8)	Represents the period from commencement of operations (July 19, 2021) through March 31, 2022 for Institutional Class.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
September 30, 2022 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of nineteen funds, including the following seven funds (individually, a "Fund", and collectively, the “Funds”):
Touchstone Flexible Income Fund ("Flexible Income Fund”)
Touchstone Focused Fund ("Focused Fund”)
Touchstone Growth Opportunities Fund ("Growth Opportunities Fund”)
Touchstone Mid Cap Growth Fund ("Mid Cap Growth Fund”)
Touchstone Non-US ESG Equity Fund (formerly Touchstone Global ESG Equity Fund) ("Non-US ESG Equity Fund”)
Touchstone Sands Capital Emerging Markets Growth Fund ("Sands Capital Emerging Markets Growth Fund”)
Touchstone Strategic Income Opportunities Fund ("Strategic Income Opportunities Fund”)
Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Flexible Income Fund	X	X	X	X
Focused Fund	X	X	X	X
Growth Opportunities Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X	X
Non-US ESG Equity Fund	X	X	X	X
Sands Capital Emerging Markets Growth Fund	X	X	X	X	X
Strategic Income Opportunities Fund	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, credit quality and/or sector allocation. The Strategic Income Opportunities Fund held Level 3 categorized securities during the six months ended September 30, 2022. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Notes to Financial Statements (Unaudited) (Continued)
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Advisor”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Flexible Income Fund and Strategic Income Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously

Notes to Financial Statements (Unaudited) (Continued)
and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short —The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.
As of September 30, 2022, the Flexible Income Fund did not hold any securities sold short.
Options — The Flexible Income Fund and Strategic Income Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.
As of September 30, 2022, the Flexible Income Fund and Strategic Income Opportunities Fund did not hold any options.
Futures Contracts — The Flexible Income Fund and the Strategic Income Opportunities Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of September 30, 2022, the Flexible Income Fund did not hold any futures contracts and the Strategic Income Opportunities Fund had futures contracts as shown on the Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)
Swap Contracts — The Flexible Income Fund and Strategic Income Opportunities Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the "Derivatives Rule").
Effective August 19, 2022 (the “Compliance Date”), the Derivatives Rule replaced the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. As of the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund's use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the Funds will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule. Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker.
As of September 30, 2022, the Flexible Income Fund and Strategic Income Opportunities Fund did not hold any swap contracts.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Notes to Financial Statements (Unaudited) (Continued)
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Forward foreign currency contracts — The Strategic Income Opportunities Fund may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.
As of September 30, 2022, the Strategic Income Opportunities Fund did not hold any forward foreign currency contracts.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Flexible Income Fund and Strategic Income Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of September 30, 2022, the Funds did not hold any assets and liabilities that were subject to a MNA.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the fair value of the Strategic Income Opportunities Fund's derivative financial instruments by primary risk exposure as of September 30, 2022:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Strategic Income Opportunities Fund	Futures Contracts - Interest Rate Contracts*	$215,885	$232,459
*	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended September 30, 2022:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Flexible Income Fund	Futures - Interest Rate Contracts*	$(122,038)	$—
	Purchased Options - Equity Contracts**	6,105,213	—
	Written Options - Equity Contracts***	366,374	—
Strategic Income Opportunities Fund	Futures - Interest Rate Contracts*	(101,109)	191,087
	Swap Agreements - Credit Contracts****	143,041	—
*	Statements of Operations Location: Net realized losses on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net realized gains (losses) on investments.
***	Statements of Operations Location: Net realized gains on written options.
****	Statements of Operations Location: Net realized gains on swap agreements.
For the six months ended September 30, 2022, the average quarterly balances of outstanding derivative financial instruments for the Funds were as follows:
	Flexible Income Fund	Strategic Income Opportunities Fund
Equity Contracts:
Purchased Options - Cost	$—*	$—
Written Options - Premiums received	—*	—
Credit Contracts:
Credit Default Swaps - Notional value	—	—*
Interest Rate Contracts:
Futures Contracts - Notional Value	— *	46,642,811
*	The balance at each quarter end was zero.
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the  market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

Notes to Financial Statements (Unaudited) (Continued)
As of September 30, 2022, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Flexible Income Fund	Investment Funds	$1,848,125	$1,901,764	$53,639
	Preferred Stocks	295,874	300,925	5,051
	Rights	281	48,235	47,954
Total Flexible Income Fund		2,144,280	2,250,924	106,644
Mid Cap Growth Fund	Common Stocks	3,748,338	3,800,610	52,272
Non-US ESG Equity Fund	Common Stocks	9,681,518	9,994,733	313,215
Sands Capital Emerging Markets Growth Fund	Common Stocks	30,293,345	31,931,727	1,638,382
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all funds except the Flexible Income Fund and the Strategic Income Opportunities Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price).The maximum offering price per share of Class A shares of the Flexible Income Fund and the Strategic Income Opportunities Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Class C, Class Y, Institutional Class and Class R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund and the Strategic Income Opportunities Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund and the Strategic Income Opportunities Fund declare and distribute net investment income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital

Notes to Financial Statements (Unaudited) (Continued)
gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone ETF Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. Plans are underway to phase out the use of LIBOR by June 30, 2023. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. Before then, it is expected that market participants have or will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. As such, the potential effect of a transition away from LIBOR on the Funds’ investments cannot yet be determined.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2022:
	Flexible Income Fund	Focused Fund*	Growth Opportunities Fund*	Mid Cap Growth Fund*	Non-US ESG Equity Fund*	Sands Capital Emerging Markets Growth Fund*	Strategic Income Opportunities Fund
Purchases of investment securities	$151,163,519	$19,947,026	$34,599,693	$407,065,192	$469,131,209	$468,122,957	$38,357,281
Proceeds from sales and maturities	$213,279,562	$58,302,960	$31,050,847	$313,144,089	$485,613,550	$955,544,270	$73,818,026
*	The Focused Fund, the Growth Opportunities Fund, the Mid Cap Growth Fund, the Non-US ESG Equity Fund and the Sands Capital Emerging Markets Growth Fund had a redemption-in-kind out of the Fund of $30,068,271, $10,015,164, $39,775,791, $12,383,851 and $11,031,468, respectively. The redemptions were comprised of securities of $27,404,592, $8,398,954, $16,643,565, $11,791,996 and $11,031,468, which are excluded from the proceeds from sales and maturities, and cash in the amount of $2,663,679, $1,616,209, $23,132,226, $591,855 and $0 for the Focused Fund, the Growth Opportunities Fund, the Mid Cap Growth Fund, the Non-US ESG Equity Fund and the Sands Capital Emerging Markets Growth Fund, respectively.
For the six months ended September 30, 2022, purchases and proceeds from sales and maturities in U.S. Government Securities were $36,472,673 and $35,181,929, respectively, for the Flexible Income Fund and $65,753,175 and $68,421,249, respectively, for the Strategic Income Opportunities Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended September 30, 2022.

Notes to Financial Statements (Unaudited) (Continued)
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Advisor, Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon (“BNY Mellon”), the Sub-Administrator to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. ("Western & Southern").
On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $96,376 for the Funds’ Board for the six months ended September 30, 2022.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Flexible Income Fund	0.60% on the first $500 million 0.50% on such assets in excess of $500 million
Focused Fund	0.70% on the first $100 million 0.65% on the next $400 million 0.60% on such assets in excess of $500 million
Growth Opportunities Fund	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on such assets in excess of $1 billion
Mid Cap Growth Fund	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on the next $200 million 0.60% on such assets in excess of $1.2 billion
Non-US ESG Equity Fund	0.65% on the first $1 billion 0.60% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund	1.00%
Strategic Income Opportunities Fund	0.55% on the first $250 million 0.50% on the next $250 million 0.45% on such assets in excess $500 million
The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):
Bramshill Investments, LLC	Sands Capital Management, LLC
Flexible Income Fund	Sands Capital Emerging Markets Growth Fund
Fort Washington Investment Advisors, Inc.*	Westfield Capital Management Company, L.P.
Focused Fund	Growth Opportunities Fund
Strategic Income Opportunities Fund	Mid Cap Growth Fund
Rockefeller & Co., LLC
Non-US ESG Equity Fund
*	Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.
The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.
The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

Notes to Financial Statements (Unaudited) (Continued)
The Advisor has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Flexible Income Fund	1.04%	1.79%	0.79%	0.69%	—	July 29, 2023
Focused Fund	1.20%	1.95%	0.95%	0.83%	—	July 29, 2023
Growth Opportunities Fund	1.24%	1.99%	0.99%	0.89%	—	July 29, 2023
Mid Cap Growth Fund	1.39%	2.14%	1.14%	0.86%	0.77%	July 29, 2023
Non-US ESG Equity Fund*	1.17%	1.95%	0.90%	0.89%	—	July 29, 2023
Sands Capital Emerging Markets Growth Fund	1.60%	2.35%	1.35%	1.25%	1.19%	July 29, 2023
Strategic Income Opportunities Fund	1.00%	1.71%	0.75%	0.65%	—	July 29, 2023
*	Prior to July 29, 2022, the expense limitation for Class C was 1.99%.
The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the six months ended September 30, 2022, the Advisor or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Flexible Income Fund	$—	$6,613	$148,588	$155,201
Focused Fund	—	—	7,318	7,318
Growth Opportunities Fund	—	25,326	74,063	99,389
Mid Cap Growth Fund	—	58,772	85,341	144,113
Non-US ESG Equity Fund	—	—	32,449	32,449
Sands Capital Emerging Markets Growth Fund	—	—	11,256	11,256
Strategic Income Opportunities Fund	—	114	187,840	187,954
Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Advisor only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Advisor and the Fund's current expense limitation.
As of September 30, 2022, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before March 31, 2023	Expires on or before March 31, 2024	Expires on or before March 31, 2025	Expires on or before March 31, 2026	Total
Flexible Income Fund	$284,870	$298,950	$140,862	$123,086	$847,768
Focused Fund	11,432	15,681	10,171	6,679	43,963
Growth Opportunities Fund	102,173	167,127	122,533	64,874	456,707
Mid Cap Growth Fund	3,760	38,995	155,930	144,113	342,798
Non-US ESG Equity Fund	61,070	59,632	12,644	26,623	159,969
Sands Capital Emerging Markets Growth Fund	17,842	3,514	—	—	21,356
Strategic Income Opportunities Fund	—	—	62,969	64,252	127,221
The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended September 30, 2022.
ADMINISTRATION AGREEMENT
The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

Notes to Financial Statements (Unaudited) (Continued)
For its services, the Advisor’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Advisor has engaged BNY Mellon as the Sub-Administrator to the  Trust. BNY  Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. ("Transfer Agent"), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
UNDERWRITING AGREEMENT
The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the  Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended September 30, 2022:
Fund	Amount
Flexible Income Fund	$ 2,013
Focused Fund	2,753
Growth Opportunities Fund	1,538
Mid Cap Growth Fund	11,933
Non-US ESG Equity Fund	6,192
Sands Capital Emerging Markets Growth Fund	528
Strategic Income Opportunities Fund	867
In addition, the Underwriter collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the six months ended September 30, 2022:
Fund	Class A	Class C
Flexible Income Fund	$ 4	$ 298
Focused Fund	—	7
Strategic Income Opportunities Fund	—	179

Notes to Financial Statements (Unaudited) (Continued)
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended September 30, 2022, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended September 30, 2022, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Focused Fund	549,922	$ 27,404,592
Growth Opportunities Fund	278,397	8,398,954
Mid Cap Growth Fund	1,356,227	16,643,565
Non-US ESG Equity Fund	720,248	11,791,996
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended September 30, 2022, the following Fund participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
Non-US ESG Equity Fund	$ 12,322	2.08%	$ 129
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Notes to Financial Statements (Unaudited) (Continued)
The tax character of distributions paid for the years ended March 31, 2022 and March 31, 2021 are as follows:
	Flexible Income Fund		Focused Fund		Growth Opportunities Fund
	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2022	Year Ended March 31, 2021
From ordinary income	$29,223,650	$34,746,000	$8,186,308	$2,666,017	$10,829,312	$4,515,690
From long-term capital gains	—	—	63,791,908	55,000,033	15,315,202	10,308,626
Total distributions	$29,223,650	$34,746,000	$71,978,216	$57,666,050	$26,144,514	$14,824,316
	Mid Cap Growth Fund		Non-US ESG Equity Fund		Sands Capital Emerging Markets Growth Fund
	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2022	Year Ended March 31, 2021
From ordinary income	$63,548,224	$—	$13,578,798	$2,593,278	$83,985,024	$—
From long-term capital gains	143,676,973	92,749,221	62,529,954	—	—	—
Total distributions	$207,225,197	$92,749,221	$76,108,752	$2,593,278	$83,985,024	$—
	Strategic Income Opportunities Fund
	Year Ended March 31, 2022	Year Ended March 31, 2021
From ordinary income	$9,958,956	$11,298,705
Total distributions	$9,958,956	$11,298,705
The following information is computed on a tax basis for each item as of March 31, 2022:
	Flexible Income Fund	Focused Fund	Growth Opportunities Fund
Tax cost of portfolio investments	$874,209,102	$664,454,397	$94,548,982
Gross unrealized appreciation on investments	7,384,788	555,723,558	69,772,803
Gross unrealized depreciation on investments	(39,261,894)	(18,685,971)	(1,881,285)
Net unrealized appreciation (depreciation) on investments	(31,877,106)	537,037,587	67,891,518
Gross unrealized depreciation on short sales	(764,636)	—	—
Net unrealized appreciation (depreciation) on short sales	(764,636)	—	—
Undistributed ordinary income	519,842	1,277,609	863,482
Undistributed capital gains	944,221	30,327,460	800,459
Accumulated earnings (deficit)	$(31,177,679)	$568,642,656	$69,555,459

Notes to Financial Statements (Unaudited) (Continued)
	Mid Cap Growth Fund	Non-US ESG Equity Fund	Sands Capital Emerging Markets Growth Fund	Strategic Income Opportunities Fund
Tax cost of portfolio investments	$1,001,345,628	$516,510,853	$3,558,757,690	$345,382,682
Gross unrealized appreciation on investments	356,622,195	174,480,499	670,209,935	2,823,003
Gross unrealized depreciation on investments	(45,583,132)	(45,461,617)	(564,109,557)	(24,524,213)
Net unrealized appreciation (depreciation) on investments	311,039,063	129,018,882	106,100,378	(21,701,210)
Gross unrealized appreciation on derivatives and foreign currency transactions	—	6,485	25,042	5
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	(29,526)	(26,240,984)	—
Net unrealized appreciation (depreciation) on derivatives, foreign currency transactions and deferred foreign capital gains tax	—	(23,041)	(26,215,942)	5
Capital loss carryforwards	—	—	(248,815,220)	(45,653,203)
Late year ordinary losses deferrals	—	—	(23,139,110)	(37,961)
Undistributed ordinary income	7,443,814	1,533,211	—	—
Undistributed capital gains	19,506,410	26,314,477	—	—
Accumulated earnings (deficit)	$337,989,287	$156,843,529	$(192,069,894)	$(67,392,369)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities, callable bonds and investments in passive foreign investment company (“PFIC”) adjustments.
As of March 31, 2022, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Sands Capital Emerging Markets Growth Fund	$ 248,815,220	$ —	$ 248,815,220
Strategic Income Opportunities Fund	586,141	45,067,062	45,653,203
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Future utilization is subject to limitations under current tax law.
The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended March 31, 2019 through 2022) and have concluded that no provision for income tax is required in their financial statements.
As of September 30, 2022, the Funds had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other	Gross Unrealized Depreciation on Other	Net Unrealized Appreciation (Depreciation)
Flexible Income Fund	$832,097,924	$664,357	$(97,270,248)	$—	$(1)	$(96,605,892)
Focused Fund	650,047,655	342,398,430	(57,596,391)	—	—	284,802,039
Growth Opportunities Fund	94,413,364	36,414,251	(9,376,672)	—	—	27,037,579
Mid Cap Growth Fund	1,048,673,229	153,360,280	(159,501,707)	—	—	(6,141,427)
Non-US ESG Equity Fund	469,799,157	51,249,899	(57,483,694)	—	(27,520)	(6,261,315)
Sands Capital Emerging Markets Growth Fund	2,310,318,690	316,606,874	(306,511,057)	50,323	(15,101,571)	(4,955,431)
Strategic Income Opportunities Fund	295,017,179	688,932	(51,316,763)	215,892	(232,479)	(50,644,418)
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Notes to Financial Statements (Unaudited) (Continued)
8. Principal Risks
Risks Associated with Foreign Investments – Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, including in North Korea, Venezuela, Russia, Ukraine, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cyber Security - With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cyber security incidents could cause a Fund, the Advisor, a Sub-Advisor, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. An increase in interest rates could negatively impact a Fund’s NAV. Recent and potential future changes in government monetary policy may affect  interest rates. As the U.S. Federal Reserve "tapers" or reduces the amount of securities it purchases pursuant to its quantitative easing program, and/or raises the federal funds target rate, there is a heightened risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially suddenly and significantly, which may negatively impact the Fund's performance.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access,

Notes to Financial Statements (Unaudited) (Continued)
resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.
At a meeting of the Board held on August 18, 2022, the Advisor proposed, and the Board approved, a reverse stock split of the Growth Opportunities Fund's, Mid Cap Growth Fund's and Non-US ESG Equity Fund's issued and outstanding Class C shares (the "Reverse Stock Split"). The Reverse Stock Split was completed on October 14, 2022 (the "Effective Date"). As a result of the Reverse Stock Split, for each Class C share of a Fund that a shareholder owned as of the Effective Date, the shareholder received a proportional number of Class C shares of the Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in a Fund was unchanged and each shareholder continues to own the same percentage (by value) of the Fund immediately following the Reverse Stock Split as the shareholder owned immediately prior to the Reverse Stock Split. The Reverse Stock Split was not a taxable event, nor did it have an impact on the Fund's holdings or its performance. The Reverse Stock Split was carried out in accordance with a stock split ratio of 1 to 0.670946 for the Growth Opportunities Fund, 1 to 0.466797 for the Mid Cap Growth Fund, and 1 to 0.801806 for the Non-US ESG Equity Fund, calculated to result in a net asset value per share that better aligns the share class prices of such Fund. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and the financial highlights to reflect the effect of the Reverse Stock Split.
There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 through September 30, 2022).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2022” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized September 30, 2022	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During the Six Months Ended September 30, 2022*
Flexible Income Fund
Class A	Actual	1.11%	$1,000.00	$951.40	$5.43**
Class A	Hypothetical	1.11%	$1,000.00	$1,019.50	$5.62**
Class C	Actual	1.86%	$1,000.00	$948.00	$9.08**
Class C	Hypothetical	1.86%	$1,000.00	$1,015.74	$9.40**
Class Y	Actual	0.86%	$1,000.00	$953.70	$4.21**

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized September 30, 2022	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During the Six Months Ended September 30, 2022*
Class Y	Hypothetical	0.86%	$1,000.00	$1,020.76	$4.36**
Institutional Class	Actual	0.76%	$1,000.00	$953.30	$3.72**
Institutional Class	Hypothetical	0.76%	$1,000.00	$1,021.26	$3.85**
Focused Fund
Class A	Actual	1.18%	$1,000.00	$801.30	$5.33***
Class A	Hypothetical	1.18%	$1,000.00	$1,019.15	$5.97***
Class C	Actual	1.96%	$1,000.00	$798.20	$8.84***
Class C	Hypothetical	1.96%	$1,000.00	$1,015.24	$9.90***
Class Y	Actual	0.89%	$1,000.00	$802.40	$4.02***
Class Y	Hypothetical	0.89%	$1,000.00	$1,020.61	$4.51***
Institutional Class	Actual	0.84%	$1,000.00	$802.60	$3.80***
Institutional Class	Hypothetical	0.84%	$1,000.00	$1,020.86	$4.26***
Growth Opportunities Fund
Class A	Actual	1.27%	$1,000.00	$767.30	$5.63****
Class A	Hypothetical	1.27%	$1,000.00	$1,018.70	$6.43****
Class C	Actual	2.02%	$1,000.00	$764.50	$8.94****
Class C	Hypothetical	2.02%	$1,000.00	$1,014.94	$10.20****
Class Y	Actual	1.02%	$1,000.00	$768.30	$4.52****
Class Y	Hypothetical	1.02%	$1,000.00	$1,019.95	$5.17****
Institutional Class	Actual	0.92%	$1,000.00	$768.60	$4.08****
Institutional Class	Hypothetical	0.92%	$1,000.00	$1,020.46	$4.66****
Mid Cap Growth Fund
Class A	Actual	1.24%	$1,000.00	$752.60	$5.45*****
Class A	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28*****
Class C	Actual	2.09%	$1,000.00	$749.50	$9.17*****
Class C	Hypothetical	2.09%	$1,000.00	$1,014.59	$10.56*****
Class Y	Actual	1.01%	$1,000.00	$753.50	$4.44*****
Class Y	Hypothetical	1.01%	$1,000.00	$1,020.00	$5.11*****
Institutional Class	Actual	0.87%	$1,000.00	$754.10	$3.83*****
Institutional Class	Hypothetical	0.87%	$1,000.00	$1,020.71	$4.41*****
Class R6	Actual	0.78%	$1,000.00	$754.50	$3.43*****
Class R6	Hypothetical	0.78%	$1,000.00	$1,021.16	$3.95*****
Non-US ESG Equity Fund
Class A	Actual	1.16%	$1,000.00	$771.00	$5.15******
Class A	Hypothetical	1.16%	$1,000.00	$1,019.25	$5.87******
Class C	Actual	1.99%	$1,000.00	$768.10	$8.82******
Class C	Hypothetical	1.99%	$1,000.00	$1,015.09	$10.05******
Class Y	Actual	0.91%	$1,000.00	$771.90	$4.04******
Class Y	Hypothetical	0.91%	$1,000.00	$1,020.51	$4.61******
Institutional Class	Actual	0.90%	$1,000.00	$771.90	$4.00******
Institutional Class	Hypothetical	0.90%	$1,000.00	$1,020.56	$4.56******
Sands Capital Emerging Markets Growth Fund
Class A	Actual	1.60%	$1,000.00	$778.10	$7.13
Class A	Hypothetical	1.60%	$1,000.00	$1,017.05	$8.09
Class C	Actual	2.35%	$1,000.00	$774.90	$10.46
Class C	Hypothetical	2.35%	$1,000.00	$1,013.29	$11.86
Class Y	Actual	1.34%	$1,000.00	$778.80	$5.98
Class Y	Hypothetical	1.34%	$1,000.00	$1,018.35	$6.78
Institutional Class	Actual	1.24%	$1,000.00	$779.40	$5.53
Institutional Class	Hypothetical	1.24%	$1,000.00	$1,018.85	$6.28
Class R6	Actual	1.18%	$1,000.00	$779.40	$5.26
Class R6	Hypothetical	1.18%	$1,000.00	$1,019.15	$5.97
Strategic Income Opportunities Fund
Class A	Actual	1.00%	$1,000.00	$891.40	$4.74
Class A	Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06
Class C	Actual	1.71%	$1,000.00	$888.40	$8.10
Class C	Hypothetical	1.71%	$1,000.00	$1,016.50	$8.64
Class Y	Actual	0.75%	$1,000.00	$892.30	$3.56

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized September 30, 2022	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During the Six Months Ended September 30, 2022*
Class Y	Hypothetical	0.75%	$1,000.00	$1,021.31	$3.80
Institutional Class	Actual	0.65%	$1,000.00	$893.30	$3.09
Institutional Class	Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).
**	Excluding dividend and interest expense on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.09, $8.74, $3.87 and $3.38, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.27, $9.05, $4.00 and $3.50, respectively.
***	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.71, $9.51, $4.26 and $4.16, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.73, $9.54, $4.27 and $4.17, respectively.
****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.49, $8.80, $4.39 and $3.95, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.28, $10.05, $5.01 and $4.51, respectively.
*****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $5.40, $9.12, $4.44, $3.78 and $3.39, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and Class R6 would be $6.23, $10.50, $5.11, $4.36 and $3.90, respectively.
******	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.11, $8.78, $4.00 and $3.95, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.82, $10.00, $4.56 and $4.51, respectively.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 15, 2021 through May 12, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated adequately and effectively in promoting effective liquidity risk management for the Funds.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.
*Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.
A Member of Western & Southern Financial Group®
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Advisor
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, Massachusetts 01581
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-54-TST-SAR-2210

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr
E. Blake Moore Jr., President
(principal executive officer)

Date	November 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore Jr., President
(principal executive officer)

Date	November 30, 2022

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	November 30, 2022

* Print the name and title of each signing officer under his or her signature.